AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 75.5%
Common Stocks — 33.7%
Australia — 0.6%
AGL Energy Ltd.	17,919	$103,236
Alumina Ltd.	94,523	141,177
AMP Ltd.*	23,105	16,516
Ansell Ltd.	533	10,231
APA Group	4,776	37,926
Aristocrat Leisure Ltd.	29,848	808,560
Atlas Arteria Ltd.	2,747	13,356
Aurizon Holdings Ltd.	126,673	348,469
Australia & New Zealand Banking Group Ltd.	9,548	195,435
Bank of Queensland Ltd.	1,802	11,612
BHP Group Ltd.	63,892	2,446,472
BlueScope Steel Ltd.	6,421	99,104
Brambles Ltd.	50,313	371,398
Challenger Ltd.	14,729	73,579
Charter Hall Group, REIT	1,403	17,103
Coles Group Ltd.	15,780	210,792
Commonwealth Bank of Australia	12,897	1,013,815
CSL Ltd.	4,437	886,246
Deterra Royalties Ltd.	17,819	64,051
Glencore PLC*	24,393	159,378
Goodman Group, REIT	5,254	89,195
Harvey Norman Holdings Ltd.	7,289	29,049
IGO Ltd.	1,294	13,530
Iluka Resources Ltd.	23,105	193,504
Insignia Financial Ltd.	36,527	99,997
JB Hi-Fi Ltd.	4,538	183,231
Macquarie Group Ltd.	2,964	445,974
Medibank Private Ltd.	441,759	1,013,447
Metcash Ltd.	5,096	17,225
Mirvac Group, REIT	56,331	104,250
National Australia Bank Ltd.	8,062	191,380
Orora Ltd.	5,004	13,437
OZ Minerals Ltd.	929	18,367
Perpetual Ltd.	2,727	70,272
Pilbara Minerals Ltd.*	14,272	33,016
QBE Insurance Group Ltd.	15,157	128,984
Qube Holdings Ltd.	8,782	20,423
REA Group Ltd.	5,945	596,975
Rio Tinto Ltd.	3,956	351,740
Rio Tinto PLC	2,891	229,661
Santos Ltd.	4,829	27,903
Scentre Group, REIT	276,348	627,147
Sonic Healthcare Ltd.	679	17,958
South32 Ltd.	110,299	411,817
Stockland, REIT	7,594	24,025
Telstra Corp. Ltd.	11,484	33,771
Treasury Wine Estates Ltd.	11,955	102,997
Wesfarmers Ltd.	317	11,909
Westpac Banking Corp.	10,662	192,047
WiseTech Global Ltd.	4,168	157,239
Woodside Petroleum Ltd.	1,082	25,924
Worley Ltd.	4,689	44,949
		12,549,799
Austria — 0.0%
ams-OSRAM AG*	1,624	24,875
	Shares	Value
Common Stocks (continued)
Austria (cont’d.)
ANDRITZ AG*	663	$30,679
BAWAG Group AG, 144A*	4,600	232,813
Erste Group Bank AG	7,028	255,750
Raiffeisen Bank International AG	5,126	72,765
		616,882
Belgium — 0.1%
Anheuser-Busch InBev SA/NV	849	50,753
D’ieteren Group	123	20,768
Groupe Bruxelles Lambert SA	5,139	533,348
Solvay SA	3,046	299,878
Telenet Group Holding NV	374	12,120
UCB SA	335	40,115
Warehouses De Pauw CVA, REIT	2,174	94,063
		1,051,045
Brazil — 0.3%
Ambev SA	270,992	883,376
Ambev SA, ADR	33,588	108,489
B3 SA - Brasil Bolsa Balcao	161,008	530,601
Banco Bradesco SA, ADR	19,498	90,471
Banco do Brasil SA	72,088	523,886
Banco Santander Brasil SA, UTS	6,935	52,802
Cia de Saneamento de Minas Gerais-COPASA	43,720	125,621
Cia de Saneamento do Parana, UTS	13,194	56,561
Cielo SA	87,281	56,647
Cogna Educacao*	49,612	29,698
CPFL Energia SA	61,479	416,700
Dexco SA	7,887	24,318
Direcional Engenharia SA	2,433	6,178
EcoRodovias Infraestrutura e Logistica SA*	33,974	55,017
EDP - Energias do Brasil SA	20,728	102,659
Embraer SA*	24,341	76,790
Embraer SA, ADR*	2,983	37,616
Energisa SA, UTS	20,110	206,251
Fleury SA	17,530	59,132
Iochpe Maxion SA	4,746	12,869
Klabin SA, UTS	16,915	86,226
Light SA	25,196	54,773
Localiza Rent a Car SA	459	5,901
Lojas Renner SA	4,780	27,730
M Dias Branco SA	5,587	28,879
Marfrig Global Foods SA	76,840	345,381
Marisa Lojas SA*	47,910	32,705
MercadoLibre, Inc.*	296	352,086
Movida Participacoes SA	7,910	29,091
Multiplan Empreendimentos Imobiliarios SA	5,491	28,141
Omega Energia SA*	5,239	13,150
Porto Seguro SA	13,898	61,739
Qualicorp Consultoria e Corretora de Seguros SA	7,449	25,065
Santos Brasil Participacoes SA	9,754	15,632
Sendas Distribuidora SA	5,908	20,326
Sul America SA, UTS	2,300	16,729
A1

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Brazil (cont’d.)
Transmissora Alianca de Energia Eletrica SA, UTS	2,760	$25,669
Ultrapar Participacoes SA	119,938	359,483
Ultrapar Participacoes SA, ADR	13,607	41,229
Vale SA	64,619	1,296,438
Wheaton Precious Metals Corp.	24,046	1,143,491
YDUQS Participacoes SA	3,046	13,467
		7,479,013
Canada — 0.9%
Agnico Eagle Mines Ltd.	1,137	69,576
Alimentation Couche-Tard, Inc.	5,413	243,859
Atco Ltd. (Class I Stock)	20,885	717,188
B2Gold Corp.	10,808	49,624
Bank of Montreal	3,237	380,910
Bank of Nova Scotia (The)	515	36,911
BCE, Inc.	22,098	1,224,966
Canadian Apartment Properties REIT, REIT	7,535	323,363
Canadian Imperial Bank of Commerce	2,841	344,856
Canadian National Railway Co.	6,300	845,107
Canadian Natural Resources Ltd.	22,888	1,417,238
Canadian Pacific Railway Ltd.	3,019	249,170
Canadian Utilities Ltd. (Class A Stock)	2,353	72,125
Cenovus Energy, Inc.	8,299	138,344
CGI, Inc.*	16,839	1,341,436
CI Financial Corp.	1,048	16,649
Crescent Point Energy Corp.	46,348	335,890
Descartes Systems Group, Inc. (The)*	308	22,550
Element Fleet Management Corp.	1,593	15,418
Emera, Inc.	12,773	633,158
Empire Co. Ltd. (Class A Stock)	320	11,350
Enbridge, Inc.	36,751	1,691,813
Enerplus Corp.	2,255	28,572
Fairfax Financial Holdings Ltd.	613	334,427
Finning International, Inc.	688	20,715
FirstService Corp.	2,235	323,285
Fortis, Inc.	1,087	53,761
Franco-Nevada Corp.	6,933	1,103,268
George Weston Ltd.	355	43,717
Gibson Energy, Inc.	834	16,685
Great-West Lifeco, Inc.(a)	33,401	984,276
Hydro One Ltd., 144A	3,843	103,533
IGM Financial, Inc.	725	25,616
Imperial Oil Ltd.	1,142	55,266
Intact Financial Corp.	329	48,613
Loblaw Cos. Ltd.	2,855	256,188
Manulife Financial Corp.	63,718	1,358,815
National Bank of Canada	8,409	644,590
Nutrien Ltd.	173	17,882
Parex Resources, Inc.	616	12,639
Parkland Corp.	6,896	203,932
Pembina Pipeline Corp.	10,415	391,307
Royal Bank of Canada	16,331	1,798,023
Shaw Communications, Inc. (Class B Stock)	2	62
Shopify, Inc. (Class A Stock)*	60	40,578
Stantec, Inc.	375	18,811
	Shares	Value
Common Stocks (continued)
Canada (cont’d.)
Suncor Energy, Inc.	8,527	$277,606
TC Energy Corp.	1,131	63,790
TFI International, Inc.	3,321	353,711
Thomson Reuters Corp.	1,376	149,394
TMX Group Ltd.	2,650	272,557
Toromont Industries Ltd.	72	6,825
Toronto-Dominion Bank (The)	2,673	212,082
Tourmaline Oil Corp.	8,814	406,100
Vermilion Energy, Inc.	1,050	22,047
WSP Global, Inc.	98	13,006
Yamana Gold, Inc.(a)	21,166	118,177
		19,961,357
China — 1.9%
360 DigiTech, Inc., ADR	1,175	18,083
37 Interactive Entertainment Network Technology Group Co. Ltd. (Class A Stock)	15,700	57,553
3SBio, Inc., 144A*	218,500	177,843
51job, Inc., ADR*	771	45,142
AAC Technologies Holdings, Inc.	13,000	31,159
Agile Group Holdings Ltd.	100,000	50,490
Agricultural Bank of China Ltd. (Class H Stock)	157,000	60,092
Airtac International Group	1,046	33,764
Alibaba Group Holding Ltd.*	320,776	4,348,678
A-Living Smart City Services Co. Ltd. (Class H Stock), 144A	23,500	32,641
Alphamab Oncology, 144A*	5,000	5,006
Aluminum Corp. of China Ltd. (Class H Stock)*	350,000	202,111
Angang Steel Co. Ltd. (Class H Stock)	422,000	193,702
Anhui Conch Cement Co. Ltd. (Class A Stock)	8,472	52,364
Anhui Gujing Distillery Co. Ltd. (Class A Stock)	3,598	96,547
Anhui Yingjia Distillery Co. Ltd. (Class A Stock)	600	5,068
ANTA Sports Products Ltd.	35,800	445,447
Asymchem Laboratories Tianjin Co. Ltd. (Class A Stock)	1,766	101,733
Autohome, Inc., ADR	2,542	77,302
Autohome, Inc. (Class A Stock)	800	6,150
BAIC Motor Corp. Ltd. (Class H Stock), 144A	259,500	86,526
Baidu, Inc., ADR*	7,410	980,343
Baidu, Inc. (Class A Stock)*	8,600	149,494
Bank of China Ltd. (Class H Stock)	963,000	385,879
Bank of Communications Co. Ltd. (Class A Stock)	289,900	232,712
Bank of Communications Co. Ltd. (Class H Stock)	51,000	36,503
Bank of Hangzhou Co. Ltd. (Class A Stock)	34,900	77,095
Bank of Ningbo Co. Ltd. (Class A Stock)	23,360	136,731
BeiGene Ltd.*	500	7,297
BeiGene Ltd., ADR*	1,034	195,012

A2

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Beijing Enterprises Holdings Ltd.	12,000	$37,909
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (Class A Stock)	4,206	183,921
BOC Hong Kong Holdings Ltd.	145,500	548,815
BOE Technology Group Co. Ltd. (Class A Stock)	398,920	269,355
Brii Biosciences Ltd.*	2,000	2,822
Budweiser Brewing Co. APAC Ltd., 144A	12,300	32,520
BYD Co. Ltd. (Class A Stock)	5,503	194,913
BYD Co. Ltd. (Class H Stock)	23,500	655,612
BYD Electronic International Co. Ltd.	18,500	36,774
CanSino Biologics, Inc. (Class H Stock), 144A*	800	12,777
China Aoyuan Group Ltd.	95,000	14,296
China Cinda Asset Management Co. Ltd. (Class H Stock)	228,000	38,873
China Communications Services Corp. Ltd. (Class H Stock)	26,000	11,739
China Construction Bank Corp. (Class A Stock)	6,600	6,513
China Construction Bank Corp. (Class H Stock)	1,467,000	1,097,054
China Education Group Holdings Ltd.	11,000	9,482
China Everbright Bank Co. Ltd. (Class A Stock)	28,900	14,979
China Everbright Bank Co. Ltd. (Class H Stock)	80,000	30,198
China Feihe Ltd., 144A	54,000	53,335
China Galaxy Securities Co. Ltd. (Class H Stock)	80,000	44,653
China Gas Holdings Ltd.	58,800	75,391
China Hongqiao Group Ltd.	192,000	254,783
China Jushi Co. Ltd. (Class A Stock)	24,300	58,055
China Lesso Group Holdings Ltd.	19,000	22,882
China Life Insurance Co. Ltd. (Class A Stock)	10,465	42,979
China Life Insurance Co. Ltd. (Class H Stock)	225,000	342,672
China Literature Ltd., 144A*	6,200	25,515
China Longyuan Power Group Corp. Ltd. (Class H Stock)	60,000	134,955
China Medical System Holdings Ltd.	40,000	62,631
China Merchants Bank Co. Ltd. (Class A Stock)	53,024	388,510
China Merchants Bank Co. Ltd. (Class H Stock)	134,000	1,042,831
China Minsheng Banking Corp. Ltd. (Class H Stock)	67,500	25,353
China Molybdenum Co. Ltd. (Class A Stock)	69,000	56,261
China Molybdenum Co. Ltd. (Class H Stock)	231,000	119,500
China Pacific Insurance Group Co. Ltd. (Class H Stock)	6,400	15,452
China Petroleum & Chemical Corp. (Class H Stock)	694,000	346,345
	Shares	Value
Common Stocks (continued)
China (cont’d.)
China Resources Beer Holdings Co. Ltd.	16,000	$97,485
China Resources Cement Holdings Ltd.	76,000	63,117
China Resources Gas Group Ltd.	42,000	177,391
China Resources Land Ltd.	16,000	74,063
China Resources Mixc Lifestyle Services Ltd., 144A	5,800	28,489
China Resources Power Holdings Co. Ltd.	36,000	67,169
China Suntien Green Energy Corp. Ltd. (Class H Stock)	35,000	19,633
China Taiping Insurance Holdings Co. Ltd.	94,400	114,789
China Traditional Chinese Medicine Holdings Co. Ltd.	34,000	17,701
China Vanke Co. Ltd. (Class H Stock)	64,300	144,762
China Yongda Automobiles Services Holdings Ltd.	113,500	123,666
China Yuhua Education Corp. Ltd., 144A	14,000	3,160
Chinasoft International Ltd.*	50,000	40,987
CITIC Securities Co. Ltd. (Class A Stock)	58,597	191,662
CITIC Securities Co. Ltd. (Class H Stock)	48,500	111,093
COFCO Joycome Foods Ltd.*	23,000	10,199
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	1,646	131,480
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	100,150	172,892
Country Garden Holdings Co. Ltd.	461,000	358,046
Country Garden Services Holdings Co. Ltd.	34,000	144,060
CSC Financial Co. Ltd. (Class H Stock), 144A	6,500	6,129
CSPC Pharmaceutical Group Ltd.	447,120	513,920
Dali Foods Group Co. Ltd., 144A	81,500	42,703
Do-Fluoride New Materials Co. Ltd. (Class A Stock)	13,900	85,192
Dongfeng Motor Group Co. Ltd. (Class H Stock)	56,000	41,840
Dongyue Group Ltd.	47,000	64,030
ENN Energy Holdings Ltd.	25,400	379,573
ENN Natural Gas Co. Ltd. (Class A Stock)	30,466	84,675
Far East Horizon Ltd.	45,000	40,105
Focus Media Information Technology Co. Ltd. (Class A Stock)	38,800	37,122
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	6,000	24,441
Ganfeng Lithium Co. Ltd. (Class A Stock)	5,200	102,305
Ganfeng Lithium Co. Ltd. (Class H Stock), 144A	19,000	268,611
GD Power Development Co. Ltd. (Class A Stock)	44,400	17,512
Geely Automobile Holdings Ltd.	143,000	221,841

A3

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
GF Securities Co. Ltd. (Class H Stock)	36,200	$51,061
GoerTek, Inc. (Class A Stock)	21,826	117,371
Great Wall Motor Co. Ltd. (Class H Stock)	115,000	180,643
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	12,000	9,893
Haitong Securities Co. Ltd. (Class A Stock)	200,500	323,920
Haitong Securities Co. Ltd. (Class H Stock)	22,400	17,037
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A	8,200	99,222
Hello Group, Inc., ADR	6,442	37,235
Hua Hong Semiconductor Ltd., 144A*	2,000	8,409
Huadian Power International Corp. Ltd. (Class H Stock)	36,000	11,038
Huafon Chemical Co. Ltd. (Class A Stock)	9,100	13,002
Huaneng Power International, Inc. (Class H Stock)	46,000	19,471
Huatai Securities Co. Ltd. (Class H Stock), 144A	25,400	38,910
Hubei Xingfa Chemicals Group Co. Ltd. (Class A Stock)	7,000	36,319
Humanwell Healthcare Group Co. Ltd. (Class A Stock)	2,700	7,315
Hutchmed China Ltd., ADR*	815	15,420
Hygeia Healthcare Holdings Co. Ltd., 144A	1,800	6,939
I-Mab, ADR*	576	9,354
Imeik Technology Development Co. Ltd. (Class A Stock)	1,100	81,584
Industrial & Commercial Bank of China Ltd. (Class H Stock)	853,000	521,949
Industrial Bank Co. Ltd. (Class A Stock)	14,323	46,431
Innovent Biologics, Inc., 144A*	34,500	116,801
JD Logistics, Inc., 144A*	6,700	16,359
JD.com, Inc. (Class A Stock)*	21,169	610,410
Jiangsu King’s Luck Brewery JSC Ltd. (Class A Stock)	5,980	39,367
Jinke Smart Services Group Co. Ltd. (Class H Stock)	3,700	13,262
Jinxin Fertility Group Ltd., 144A*	8,000	6,090
Joincare Pharmaceutical Group Industry Co. Ltd. (Class A Stock)	26,397	50,808
Joinn Laboratories China Co. Ltd. (Class H Stock), 144A	4,640	42,641
JOYY, Inc., ADR	218	8,007
KE Holdings, Inc., ADR*	15,601	192,984
Kingboard Holdings Ltd.	18,500	89,589
Kingdee International Software Group Co. Ltd.*	49,000	107,097
Kuaishou Technology, 144A*	5,900	54,130
Kunlun Energy Co. Ltd.	120,000	104,108
KWG Group Holdings Ltd.	36,500	14,924
Lee & Man Paper Manufacturing Ltd.	74,000	38,522
Lenovo Group Ltd.	630,000	680,694
Li Auto, Inc., ADR*	9,393	242,433
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Li Auto, Inc. (Class A Stock)*	700	$9,091
Li Ning Co. Ltd.	70,000	597,909
Logan Group Co. Ltd.	31,000	8,808
Longfor Group Holdings Ltd., 144A	5,500	28,097
Lufax Holding Ltd., ADR*	10,062	56,045
Luzhou Laojiao Co. Ltd. (Class A Stock)	3,200	93,011
Maanshan Iron & Steel Co. Ltd. (Class H Stock)	196,000	78,170
Meinian Onehealth Healthcare Holdings Co. Ltd. (Class A Stock)*	7,000	6,468
Meituan (Class B Stock), 144A*	67,800	1,306,511
Metallurgical Corp. of China Ltd. (Class A Stock)	66,800	39,239
Metallurgical Corp. of China Ltd. (Class H Stock)	20,000	5,385
Minth Group Ltd.	12,000	29,177
MMG Ltd.*	160,000	63,952
NAURA Technology Group Co. Ltd. (Class A Stock)	600	25,601
NavInfo Co. Ltd. (Class A Stock)*	39,082	85,482
NetEase, Inc.	50,910	905,520
NIO, Inc., ADR*	13,420	282,491
Noah Holdings Ltd., ADR*	184	4,330
NXP Semiconductors NV	2,156	399,033
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	171,000	55,838
PetroChina Co. Ltd. (Class A Stock)	436,266	374,808
PetroChina Co. Ltd. (Class H Stock)	1,646,000	843,869
Pharmaron Beijing Co. Ltd. (Class A Stock)	4,200	77,923
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	9,900	118,984
Pinduoduo, Inc., ADR*	3,977	159,518
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	233,000	1,638,121
Pop Mart International Group Ltd., 144A	2,400	10,419
Postal Savings Bank of China Co. Ltd. (Class A Stock)	94,800	80,099
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	112,000	90,274
Powerlong Real Estate Holdings Ltd.	77,000	20,250
Prosus NV*	3,744	200,157
Remegen Co. Ltd. (Class H Stock), 144A*	1,000	5,875
RLX Technology, Inc., ADR*	5,195	9,299
SG Micro Corp. (Class A Stock)	614	31,389
Shandong Nanshan Aluminum Co. Ltd. (Class A Stock)	111,986	71,464
Shanghai Junshi Biosciences Co. Ltd. (Class H Stock), 144A*	1,200	8,508
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	25,300	48,678
Shenzhen Capchem Technology Co. Ltd. (Class A Stock)	4,936	62,829
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	3,000	26,756

A4

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	1,500	$72,324
Shenzhou International Group Holdings Ltd.	1,700	22,419
Shimao Group Holdings Ltd.	31,000	17,303
Shimao Services Holdings Ltd., 144A	56,000	29,639
Shui On Land Ltd.	47,000	7,194
Sihuan Pharmaceutical Holdings Group Ltd.	81,000	16,122
Silergy Corp.	1,000	118,710
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	126,000	26,143
Sinotruk Hong Kong Ltd.	6,500	9,885
SITC International Holdings Co. Ltd.	3,000	10,531
Sun Art Retail Group Ltd.	71,500	25,853
Sunac China Holdings Ltd.	272,000	156,952
Sunny Optical Technology Group Co. Ltd.	4,900	78,139
Suzhou Maxwell Technologies Co. Ltd. (Class A Stock)	1,000	82,266
TAL Education Group, ADR*	3,972	11,956
TBEA Co. Ltd. (Class A Stock)	2,800	8,918
Tencent Holdings Ltd.	120,000	5,599,323
Tencent Music Entertainment Group, ADR*	4,437	21,608
Tingyi Cayman Islands Holding Corp.	72,000	121,082
Tongwei Co. Ltd. (Class A Stock)	5,600	37,338
Topsports International Holdings Ltd., 144A	20,000	16,651
Towngas Smart Energy Co. Ltd.*	68,000	35,684
Trip.com Group Ltd., ADR*(a)	6,322	146,165
Uni-President China Holdings Ltd.	259,000	225,153
Vipshop Holdings Ltd., ADR*	15,243	137,187
Weibo Corp., ADR*	1,169	28,652
Wilmar International Ltd.	5,500	19,063
WuXi AppTec Co. Ltd. (Class A Stock)	5,600	98,194
WuXi AppTec Co. Ltd. (Class H Stock), 144A	54,200	853,740
Wuxi Biologics Cayman, Inc., 144A*	119,500	977,201
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	40,600	61,065
XPeng, Inc., ADR*	5,993	165,347
XPeng, Inc. (Class A Stock)*	1,600	22,222
Xtep International Holdings Ltd.	35,000	52,562
Yadea Group Holdings Ltd., 144A	32,000	49,106
YTO Express Group Co. Ltd. (Class A Stock)	28,900	78,257
Yuexiu Property Co. Ltd.	35,600	35,244
Yum China Holdings, Inc.	4,594	190,835
Yuzhou Group Holdings Co. Ltd.	881	45
Zai Lab Ltd., ADR*	156	6,861
Zhejiang China Commodities City Group Co. Ltd. (Class A Stock)	32,900	25,983
Zhengzhou Coal Mining Machinery Group Co. Ltd. (Class H Stock)	12,200	13,458
Zhongsheng Group Holdings Ltd.	1,000	7,021
Zijin Mining Group Co. Ltd. (Class A Stock)	94,200	166,749
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Zijin Mining Group Co. Ltd. (Class H Stock)	350,000	$534,668
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class H Stock)	258,200	163,097
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class A Stock)	78,250	81,402
ZTE Corp. (Class H Stock)	23,400	47,458
ZTO Express Cayman, Inc., ADR	4,714	117,850
		41,531,717
Colombia — 0.0%
Bancolombia SA, ADR	3,511	149,779
Czech Republic — 0.0%
CEZ A/S	4,534	190,492
Moneta Money Bank A/S, 144A	15,628	63,345
		253,837
Denmark — 0.1%
AP Moller - Maersk A/S (Class B Stock)	94	284,042
Carlsberg A/S (Class B Stock)	828	101,459
Genmab A/S*	768	279,729
H. Lundbeck A/S	509	11,749
Novo Nordisk A/S (Class B Stock)	18,108	2,010,431
Novozymes A/S (Class B Stock)	3,071	210,831
		2,898,241
Finland — 0.1%
Kesko OYJ (Class B Stock)	13,258	364,778
Kone OYJ (Class B Stock)	15,409	807,512
Neste OYJ	2,768	126,346
Nokia OYJ*	127,619	701,886
Nordea Bank Abp	34,058	351,486
		2,352,008
France — 0.7%
Air Liquide SA	6,366	1,113,356
Amundi SA, 144A	5,115	350,116
Arkema SA	315	37,659
Atos SE	4,032	109,638
AXA SA	2,003	58,534
BioMerieux	532	56,723
Capgemini SE	4,756	1,057,903
Carrefour SA	9,653	209,098
Credit Agricole SA	9,068	108,579
Dassault Systemes SE	1,720	84,553
Electricite de France SA(a)	62,899	591,792
Engie SA	76,229	1,000,766
Eurazeo SE	617	51,956
Hermes International	834	1,180,588
JCDecaux SA*	963	22,857
Kering SA	2,068	1,307,443
Klepierre SA, REIT*	9,294	246,756
Legrand SA	1,581	150,278
L’Oreal SA	5,815	2,329,953

A5

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
France (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE	1,250	$890,891
Pernod Ricard SA	3,604	791,214
Publicis Groupe SA	2,394	145,205
Renault SA*	4,995	130,573
Rexel SA	3,321	70,931
Rubis SCA	17,388	512,226
Sanofi	3,403	348,061
Sartorius Stedim Biotech	396	162,511
Societe Generale SA	17,553	470,906
Teleperformance	1,296	494,942
Television Francaise 1	9	87
Thales SA	1,748	219,829
TotalEnergies SE	12,134	612,980
Vinci SA	1,680	172,097
Wendel SE	80	8,148
		15,099,149
Germany — 0.4%
Allianz SE	4,193	999,133
Bayer AG	8,750	597,526
Bayerische Motoren Werke AG	8,566	738,139
Covestro AG, 144A	607	30,616
Deutsche Boerse AG	2,368	425,023
Deutsche Post AG	30,554	1,460,090
DWS Group GmbH & Co. KGaA, 144A	241	8,822
E.ON SE	2,331	27,088
Evonik Industries AG	29,085	805,690
Fielmann AG	670	36,503
Freenet AG	5,259	140,438
HOCHTIEF AG	798	53,798
Jenoptik AG	2	60
Mercedes-Benz Group AG	250	17,503
Merck KGaA	679	142,278
Nemetschek SE	1,366	132,156
Rheinmetall AG	155	32,741
SAP SE	7,445	827,411
Scout24 SE, 144A	8,367	479,292
Siemens AG	9,994	1,377,983
Symrise AG	2,419	290,202
Telefonica Deutschland Holding AG	56,419	153,767
Wacker Chemie AG	1,537	261,616
		9,037,875
Greece — 0.0%
Hellenic Telecommunications Organization SA	10,645	192,607
JUMBO SA	4,320	64,373
OPAP SA	8,805	128,170
		385,150
Hong Kong — 0.2%
AIA Group Ltd.	226,000	2,359,509
ASM Pacific Technology Ltd.	1,500	15,105
Cathay Pacific Airways Ltd.*	27,000	26,524
CK Asset Holdings Ltd.	65,500	447,624
Hysan Development Co. Ltd.	5,000	14,601
	Shares	Value
Common Stocks (continued)
Hong Kong (cont’d.)
Jardine Matheson Holdings Ltd.	1,900	$104,194
Kerry Properties Ltd.	44,000	123,673
Link REIT, REIT	28,800	245,352
MTR Corp. Ltd.	500	2,702
New World Development Co. Ltd.	18,000	72,986
Nine Dragons Paper Holdings Ltd.	136,000	118,152
NWS Holdings Ltd.	21,000	19,227
Orient Overseas International Ltd.	500	13,230
Pacific Basin Shipping Ltd.	19,000	10,228
PCCW Ltd.	42,000	23,652
Sino Biopharmaceutical Ltd.	310,000	192,416
SSY Group Ltd.	114,000	51,166
Sun Hung Kai Properties Ltd.	6,000	71,186
Swire Pacific Ltd. (Class A Stock)	19,500	118,758
Swire Properties Ltd.	48,600	120,330
Techtronic Industries Co. Ltd.	53,500	860,603
Truly International Holdings Ltd.	58,000	16,289
Vinda International Holdings Ltd.	6,000	13,559
WH Group Ltd., 144A	189,500	119,006
		5,160,072
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	35,339	310,170
OTP Bank Nyrt*	9,792	357,377
		667,547
India — 0.8%
ABB India Ltd.	2,156	61,277
Adani Transmission Ltd.*	1,548	47,909
Aditya Birla Fashion & Retail Ltd.*	10,454	41,611
Affle India Ltd.*	500	8,282
Alkem Laboratories Ltd.	593	28,309
Ambuja Cements Ltd.	4,615	18,161
APL Apollo Tubes Ltd.*	5,106	61,538
Apollo Hospitals Enterprise Ltd.	2,243	133,527
Asian Paints Ltd.	15,973	648,064
AU Small Finance Bank Ltd., 144A*	656	10,763
Avenue Supermarts Ltd., 144A*	1,318	69,410
Axis Bank Ltd.*	40,676	406,395
Bajaj Finance Ltd.	4,697	447,935
Bandhan Bank Ltd., 144A	1,764	7,143
Berger Paints India Ltd.	3,910	36,082
Bharat Forge Ltd.	1,500	13,820
Bharti Airtel Ltd.*	26,745	265,697
Biocon Ltd.*	1,826	8,081
Birlasoft Ltd.	12,450	74,262
City Union Bank Ltd.	16,467	27,963
Container Corp. Of India Ltd.	5,757	50,930
Cummins India Ltd.	2,977	43,894
Cyient Ltd.	4,049	49,452
Devyani International Ltd.*	18,952	43,601
Divi’s Laboratories Ltd.	731	42,439
Dr. Lal PathLabs Ltd., 144A	310	10,671
Exide Industries Ltd.	5,535	11,023
Firstsource Solutions Ltd.	3,386	5,556
Gland Pharma Ltd., 144A*	224	9,669
Godrej Consumer Products Ltd.*	2,130	20,938
Godrej Properties Ltd.*	474	10,411

A6

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Grasim Industries Ltd.	1,411	$30,886
Gujarat Gas Ltd.	1,476	9,780
HCL Technologies Ltd.	1,388	21,206
HDFC Bank Ltd.	78,338	1,512,736
HDFC Life Insurance Co. Ltd., 144A	43,735	310,083
Hindalco Industries Ltd.	57,657	430,938
Hindustan Unilever Ltd.	3,267	88,170
Hindustan Zinc Ltd.	3,544	14,492
Housing Development Finance Corp. Ltd.	51,446	1,615,364
ICICI Bank Ltd.	94,669	909,248
ICICI Bank Ltd., ADR	9,071	171,805
ICICI Prudential Life Insurance Co. Ltd., 144A	7,457	49,169
Indian Energy Exchange Ltd., 144A	3,398	10,058
Indraprastha Gas Ltd.	10,382	51,078
IndusInd Bank Ltd.	9,781	120,275
Infosys Ltd.	65,374	1,640,302
Infosys Ltd., ADR	10,256	255,272
InterGlobe Aviation Ltd., 144A*	1,859	49,284
ITC Ltd.	131,486	434,153
Jindal Stainless Ltd.*	6,743	17,961
JK Cement Ltd.	574	18,415
Kajaria Ceramics Ltd.	4,902	65,731
Kotak Mahindra Bank Ltd.	42,409	976,964
Larsen & Toubro Infotech Ltd., 144A	1,276	103,307
Lupin Ltd.	4,793	47,164
Mahanagar Gas Ltd.	2,650	27,239
Metropolis Healthcare Ltd., 144A	1,867	49,992
Mindtree Ltd.	2,558	145,321
Motherson Sumi Systems Ltd.	6,408	11,765
Mphasis Ltd.	2,825	125,360
National Aluminium Co. Ltd.	11,796	18,874
NCC Ltd.	6,182	4,765
NMDC Ltd.	18,729	40,109
Persistent Systems Ltd.	550	34,500
Prestige Estates Projects Ltd.	2,633	17,102
PVR Ltd.*	5,067	127,719
Reliance Industries Ltd.	55,668	1,929,565
SBI Life Insurance Co. Ltd., 144A	14,854	219,317
SRF Ltd.	4,116	145,156
State Bank of India	5,017	32,495
Strides Pharma Science Ltd.	8,241	37,659
Sun Pharmaceutical Industries Ltd.	12,363	148,992
Tata Consultancy Services Ltd.	29,571	1,455,150
Tata Power Co. Ltd. (The)	22,657	71,160
Tech Mahindra Ltd.	14,369	283,727
Titan Co. Ltd.	2,566	85,608
TVS Motor Co. Ltd.	12,578	103,510
UltraTech Cement Ltd.	901	78,364
United Spirits Ltd.*	14,949	174,951
UPL Ltd.	6,690	67,808
Varun Beverages Ltd.	3,180	39,488
Vedanta Ltd.	12,048	63,908
		17,208,258
Indonesia — 0.1%
Astra International Tbk PT	340,900	154,359
	Shares	Value
Common Stocks (continued)
Indonesia (cont’d.)
Bank Central Asia Tbk PT	1,082,600	$601,946
Bank Mandiri Persero Tbk PT	357,200	198,353
Bank Negara Indonesia Persero Tbk PT	20,500	11,733
Bank Rakyat Indonesia Persero Tbk PT	947,600	306,369
Kalbe Farma Tbk PT	117,400	13,156
Perusahaan Gas Negara Tbk PT*	1,631,900	159,278
Semen Indonesia Persero Tbk PT	73,700	34,087
Telkom Indonesia Persero Tbk PT	582,700	185,269
Vale Indonesia Tbk PT	92,300	43,017
		1,707,567
Ireland — 0.0%
Bank of Ireland Group PLC*	3,056	19,406
CRH PLC	2,799	112,301
Kerry Group PLC (Class A Stock)	2,130	238,520
Kingspan Group PLC	2,643	259,286
		629,513
Israel — 0.1%
Bank Hapoalim BM	51,146	506,184
Bezeq The Israeli Telecommunication Corp. Ltd.*	6,406	11,023
First International Bank of Israel Ltd. (The)	1,127	48,563
Isracard Ltd.	81	402
Israel Discount Bank Ltd. (Class A Stock)	25,262	158,011
Mizrahi Tefahot Bank Ltd.	2,217	86,982
Nice Ltd.*	1,649	361,138
Strauss Group Ltd.	409	12,217
Teva Pharmaceutical Industries Ltd.*	34,254	320,458
Teva Pharmaceutical Industries Ltd., ADR*	14,458	135,761
Tower Semiconductor Ltd.*	284	13,739
		1,654,478
Italy — 0.1%
Azimut Holding SpA	555	12,881
Banca Generali SpA	2,771	102,747
Banca Mediolanum SpA	29,974	255,437
BPER Banca	81,231	141,852
Coca-Cola HBC AG*	3	63
Davide Campari-Milano NV	868	9,985
De’ Longhi SpA	261	7,089
Enel SpA	4,923	32,879
Hera SpA	15,409	56,918
Interpump Group SpA	219	11,034
Intesa Sanpaolo SpA	199,287	456,077
Italgas SpA	23,579	151,216
Mediobanca Banca di Credito Finanziario SpA	41,427	420,091
Moncler SpA	651	36,151
Pirelli & C SpA, 144A	15,338	83,146
PRADA SpA	1,800	11,473
Reply SpA	53	8,792

A7

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Italy (cont’d.)
UniCredit SpA	20,028	$214,947
Unipol Gruppo SpA	17,973	98,356
		2,111,134
Japan — 1.3%
Advantest Corp.	6,600	518,010
Aeon Mall Co. Ltd.	800	10,635
Air Water, Inc.	700	9,821
Alps Alpine Co. Ltd.	10,100	99,478
Amada Co. Ltd.	33,500	295,552
Anritsu Corp.	900	11,410
Aozora Bank Ltd.	600	12,638
Asahi Kasei Corp.	29,000	250,869
Astellas Pharma, Inc.	11,200	175,036
Benesse Holdings, Inc.	7,600	139,549
Bridgestone Corp.	25,500	986,727
Calbee, Inc.	4,400	84,728
Canon, Inc.	15,200	371,851
Casio Computer Co. Ltd.	14,900	170,227
Chubu Electric Power Co., Inc.	3,400	35,157
Chugai Pharmaceutical Co. Ltd.	6,900	230,994
Chugoku Electric Power Co., Inc. (The)	1,300	9,013
COMSYS Holdings Corp.	600	13,071
Daifuku Co. Ltd.	1,800	128,618
Daiichi Sankyo Co. Ltd.	22,100	483,277
Daiichikosho Co. Ltd.	400	11,340
Daikin Industries Ltd.	3,000	545,644
Daito Trust Construction Co. Ltd.	700	74,311
DIC Corp.	8,600	175,662
DMG Mori Co. Ltd.	3,400	46,187
Ebara Corp.	300	16,660
Eisai Co. Ltd.	5,400	250,159
EXEO Group, Inc.	2,200	40,598
FANUC Corp.	400	70,443
Fuji Media Holdings, Inc.	3,400	32,553
FUJIFILM Holdings Corp.	6,600	402,565
Hikari Tsushin, Inc.	700	79,678
Hisamitsu Pharmaceutical Co., Inc.	300	8,891
Honda Motor Co. Ltd.	1,000	28,308
Hoya Corp.	4,900	553,185
Inpex Corp.	42,500	500,701
ITOCHU Corp.	20,600	697,187
Izumi Co. Ltd.	900	23,609
Japan Post Holdings Co. Ltd.	98,700	723,617
Japan Tobacco, Inc.	103,900	1,774,982
JTEKT Corp.	1,200	9,360
Kaneka Corp.	6,300	181,870
Kao Corp.	5,800	238,399
Kawasaki Kisen Kaisha Ltd.	600	39,130
Keyence Corp.	2,600	1,210,673
Koito Manufacturing Co. Ltd.	1,200	48,322
Komatsu Ltd.	3,500	83,921
Konica Minolta, Inc.	5,600	23,498
Kuraray Co. Ltd.	2,900	24,991
Kyocera Corp.	1,100	61,642
Kyushu Electric Power Co., Inc.	2,000	13,359
Lasertec Corp.	500	82,883
Lintec Corp.	500	9,924
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Lion Corp.	6,400	$71,350
Marubeni Corp.	11,400	132,091
Matsui Securities Co. Ltd.	2,500	16,459
Mitsubishi Corp.	3,000	112,551
Mitsubishi Heavy Industries Ltd.	500	16,382
Mitsubishi Materials Corp.	4,300	75,403
Mitsubishi Motors Corp.*	7,200	19,325
Mitsui & Co. Ltd.	2,300	62,227
Mitsui Mining & Smelting Co. Ltd.	1,100	30,152
Mitsui OSK Lines Ltd.	1,800	50,180
Mizuho Financial Group, Inc.	1,000	12,713
MS&AD Insurance Group Holdings, Inc.	16,700	541,620
Murata Manufacturing Co. Ltd.	8,000	528,723
NEC Corp.	9,300	390,518
NET One Systems Co. Ltd.	4,300	100,198
Nexon Co. Ltd.	4,400	103,997
NGK Spark Plug Co. Ltd.	9,300	149,861
NH Foods Ltd.	1,200	40,782
Nichirei Corp.	400	7,753
Nidec Corp.	2,300	182,529
Nihon M&A Center Holdings, Inc.	2,900	40,660
Nikon Corp.	8,600	91,958
Nintendo Co. Ltd.	100	50,347
Nippon Shokubai Co. Ltd.	2,400	104,064
Nippon Steel Corp.	1,400	24,695
Nippon Telegraph & Telephone Corp.	16,300	473,632
Nippon Television Holdings, Inc.	2,700	28,080
Nippon Yusen KK	1,500	131,434
Nissan Motor Co. Ltd.*	26,100	115,644
Nissin Foods Holdings Co. Ltd.	500	35,130
Nitto Denko Corp.	200	14,342
NOF Corp.	200	8,162
NOK Corp.	700	6,532
Obic Co. Ltd.	400	60,009
Olympus Corp.	27,200	517,906
Omron Corp.	6,400	427,650
Otsuka Holdings Co. Ltd.	4,400	151,976
Pola Orbis Holdings, Inc.	800	10,416
Rakus Co. Ltd.	4,100	55,462
Recruit Holdings Co. Ltd.	12,200	534,113
Relo Group, Inc.	1,800	26,751
Ricoh Co. Ltd.	8,500	73,634
Rinnai Corp.	300	22,411
Santen Pharmaceutical Co. Ltd.	2,200	21,832
SBI Holdings, Inc.	400	10,073
Secom Co. Ltd.	2,000	145,036
Seiko Epson Corp.	3,100	46,442
Sekisui House Ltd.	19,400	375,138
Shin-Etsu Chemical Co. Ltd.	5,400	823,664
Shionogi & Co. Ltd.	1,100	67,786
SoftBank Corp.	23,000	269,202
SoftBank Group Corp.	9,800	440,646
Sony Group Corp.	2,100	216,229
Subaru Corp.	30,500	483,173
Sumitomo Chemical Co. Ltd.	383,700	1,754,237
Sumitomo Corp.	18,200	314,525
Sumitomo Heavy Industries Ltd.	700	16,083

A8

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Sumitomo Mitsui Financial Group, Inc.	61,900	$1,963,880
Sumitomo Rubber Industries Ltd.	27,000	247,287
Sundrug Co. Ltd.	1,300	31,666
Suntory Beverage & Food Ltd.	6,000	228,116
Suzuki Motor Corp.	2,400	82,168
Taiheiyo Cement Corp.	800	13,178
Takeda Pharmaceutical Co. Ltd.	1,800	51,536
TDK Corp.	400	14,489
Teijin Ltd.	2,100	23,391
Terumo Corp.	18,600	564,568
Tohoku Electric Power Co., Inc.	1,600	9,330
Tokio Marine Holdings, Inc.	4,100	237,906
Tokyo Electron Ltd.	3,400	1,747,030
Tokyo Gas Co. Ltd.	9,700	177,556
Tokyo Tatemono Co. Ltd.	900	13,458
Toshiba Corp.	3,200	119,508
Toyoda Gosei Co. Ltd.	1,700	28,042
Trend Micro, Inc.	1,000	58,569
Unicharm Corp.	16,200	577,485
Welcia Holdings Co. Ltd.	800	19,677
Yamada Holdings Co. Ltd.*	130,800	406,134
Yamaguchi Financial Group, Inc.	7,600	42,055
Yamaha Motor Co. Ltd.	5,900	132,396
Yamazaki Baking Co. Ltd.	1,500	18,424
Yokohama Rubber Co. Ltd. (The)	1,300	17,821
Zenkoku Hosho Co. Ltd.	1,300	49,918
		29,630,389
Kuwait — 0.0%
Boubyan Bank KSCP*	9,636	29,760
Kuwait Finance House KSCP	16,259	57,302
		87,062
Luxembourg — 0.0%
APERAM SA	175	7,728
Eurofins Scientific SE	126	12,461
RTL Group SA	1,149	63,947
SES SA	4	37
		84,173
Malaysia — 0.2%
Capital A Bhd*	243,800	42,342
CIMB Group Holdings Bhd	383,100	484,905
D&O Green Technologies Bhd	15,600	16,564
Dialog Group Bhd	75,100	48,867
Fraser & Neave Holdings Bhd	3,200	15,966
Genting Malaysia Bhd	123,200	87,021
Hartalega Holdings Bhd	79,600	91,795
Inari Amertron Bhd	159,400	115,558
IOI Corp. Bhd	7,100	6,952
Kossan Rubber Industries Bhd	91,200	42,534
Kuala Lumpur Kepong Bhd	8,500	50,925
Malayan Banking Bhd	330,900	686,473
MISC Bhd	5,100	8,894
My EG Services Bhd	92,800	22,469
Petronas Chemicals Group Bhd	19,500	44,508
Petronas Dagangan Bhd	6,100	29,572
	Shares	Value
Common Stocks (continued)
Malaysia (cont’d.)
PPB Group Bhd	9,800	$39,833
Press Metal Aluminium Holdings Bhd	101,800	149,935
Public Bank Bhd	1,024,200	1,135,861
QL Resources Bhd	14,850	17,738
RHB Bank Bhd	115,200	163,105
Sime Darby Bhd	176,300	100,508
Sime Darby Plantation Bhd	54,900	64,780
Supermax Corp. Bhd	99,063	27,844
Telekom Malaysia Bhd	114,300	132,716
Tenaga Nasional Bhd	248,500	532,071
Westports Holdings Bhd	26,000	24,732
		4,184,468
Mexico — 0.2%
Alfa SAB de CV (Class A Stock)	160,445	121,967
Alsea SAB de CV*	29,286	72,604
Arca Continental SAB de CV	62,106	421,503
Cemex SAB de CV, UTS*	160,966	86,027
Coca-Cola Femsa SAB de CV, ADR	2,852	156,717
Coca-Cola Femsa SAB de CV, UTS	29,268	161,173
Corp Inmobiliaria Vesta SAB de CV	1,097,815	2,096,832
Fibra Uno Administracion SA de CV, REIT	11,405	13,360
Fomento Economico Mexicano SAB de CV, UTS	11,272	93,588
Gruma SAB de CV (Class B Stock)	1,642	20,588
Grupo Bimbo SAB de CV (Class A Stock)	85,079	256,649
Grupo Financiero Banorte SAB de CV (Class O Stock)	76,777	578,317
Grupo Mexico SAB de CV (Class B Stock)	56,452	337,037
Grupo Televisa SAB, UTS	29,844	70,071
Industrias Penoles SAB de CV	928	11,711
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	26,801	37,796
Megacable Holdings SAB de CV, UTS	4,800	14,480
Orbia Advance Corp. SAB de CV	17,352	45,897
Wal-Mart de Mexico SAB de CV	102,510	420,090
		5,016,407
Netherlands — 0.4%
Argenx SE*	38	11,925
ASML Holding NV	3,314	2,219,765
ASR Nederland NV	11,978	557,962
EXOR NV	389	29,616
Heineken NV	221	21,049
IMCD NV	1,747	298,270
JDE Peet’s NV	5,523	158,066
Koninklijke Ahold Delhaize NV	39,190	1,257,890
Koninklijke Vopak NV	3,141	101,602
NN Group NV	1,706	86,318
OCI NV*	404	14,304
PostNL NV	56,595	215,586
Randstad NV	12,048	722,762
Shell PLC	39,841	1,094,588
Signify NV, 144A	1,365	63,513

A9

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
Wolters Kluwer NV	13,114	$1,394,840
		8,248,056
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	14,947	251,305
Norway — 0.1%
Equinor ASA	48,600	1,808,179
Gjensidige Forsikring ASA	544	13,490
Leroy Seafood Group ASA	5	46
Nordic Semiconductor ASA*	824	21,102
Schibsted ASA (Class B Stock)	1,083	23,047
Telenor ASA	691	9,969
		1,875,833
Peru — 0.0%
Credicorp Ltd.	769	132,168
Southern Copper Corp.	1,851	140,491
		272,659
Philippines — 0.0%
Aboitiz Equity Ventures, Inc.	59,700	68,606
Ayala Corp.	3,010	47,851
Ayala Land, Inc.	98,300	66,433
International Container Terminal Services, Inc.	55,520	241,391
JG Summit Holdings, Inc.	17,556	20,771
Manila Electric Co.	11,020	79,506
Metro Pacific Investments Corp.	95,000	6,972
Metropolitan Bank & Trust Co.	13,079	14,388
SM Investments Corp.	10,360	181,789
SM Prime Holdings, Inc.	37,200	27,125
Universal Robina Corp.	60,960	142,635
		897,467
Poland — 0.0%
Bank Polska Kasa Opieki SA	4,971	132,530
KGHM Polska Miedz SA	614	25,071
Polskie Gornictwo Naftowe i Gazownictwo SA	57,437	84,685
Powszechna Kasa Oszczednosci Bank Polski SA*	5,953	56,046
Santander Bank Polska SA	673	48,687
		347,019
Portugal — 0.0%
EDP - Energias de Portugal SA	43,899	215,828
Jeronimo Martins SGPS SA	18,337	439,926
		655,754
Qatar — 0.0%
Barwa Real Estate Co.	12,245	11,757
Commercial Bank PSQC (The)	23,506	48,015
Industries Qatar QSC	17,710	92,365
Masraf Al Rayan QSC	43,560	61,807
Ooredoo QPSC	8,472	16,554
Qatar Electricity & Water Co. QSC	5,137	25,814
Qatar Islamic Bank SAQ	13,724	89,981
	Shares	Value
Common Stocks (continued)
Qatar (cont’d.)
Qatar National Bank QPSC	53,645	$339,842
		686,135
Romania — 0.0%
NEPI Rockcastle PLC	13,991	93,000
Russia — 0.0%
Alrosa PJSC^	258,455	—
Gazprom Neft PJSC, ADR^	210	—
Gazprom PJSC^	95,851	—
Gazprom PJSC, ADR^	69,094	7
Inter RAO UES PJSC^	2,090,349	3
LUKOIL PJSC^	8,259	—
LUKOIL PJSC, ADR^	6,733	1
Magnit PJSC, GDR^	1,998	—
MMC Norilsk Nickel PJSC^	1,248	—
Mobile TeleSystems PJSC, ADR^	1,691	—
Novolipetsk Steel PJSC^	2,772	—
PhosAgro PJSC, GDR^	4,014	—
Sberbank of Russia PJSC, ADR^	24,105	3
Severstal PAO^	2,445	—
Surgutneftegas PJSC^	177,716	—
Tatneft PJSC^	32,037	—
		14
Saudi Arabia — 0.2%
Al Rajhi Bank	18,010	769,500
Aldrees Petroleum and Transport Services Co.	2,122	43,967
Alinma Bank	22,991	237,739
Almarai Co. JSC	7,131	97,200
Bank AlBilad*	4,173	68,846
Banque Saudi Fransi	5,404	77,324
Dr. Sulaiman Al Habib Medical Services Group Co.	2,702	137,027
Etihad Etisalat Co.	23,662	261,446
Rabigh Refining & Petrochemical Co.*	17,482	131,482
Riyad Bank	7,461	74,594
SABIC Agri-Nutrients Co.	1,542	74,852
Sahara International Petrochemical Co.	4,540	64,852
Saudi Airlines Catering Co.*	2,797	63,885
Saudi Arabian Mining Co.*	10,686	380,708
Saudi Arabian Oil Co., 144A	34,304	393,887
Saudi Basic Industries Corp.	19,556	682,564
Saudi Industrial Services Co.	1,178	8,932
Saudi National Bank (The)	13,752	259,619
Seera Group Holding*	9,677	54,297
		3,882,721
Singapore — 0.1%
Ascendas Real Estate Investment Trust, REIT	7,700	16,611
Ascott Residence Trust, UTS	23,400	19,448
City Developments Ltd.	6,900	39,904
DBS Group Holdings Ltd.	14,700	385,965
Grindrod Shipping Holdings Ltd.	234	5,953
Jardine Cycle & Carriage Ltd.	26,100	481,011
Mapletree Commercial Trust, REIT	47,700	66,318

A10

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Singapore (cont’d.)
Mapletree Logistics Trust, REIT	11,700	$15,917
NetLink NBN Trust, UTS	13,900	9,990
Oversea-Chinese Banking Corp. Ltd.	27,200	246,911
Singapore Technologies Engineering Ltd.	3,600	10,911
Singapore Telecommunications Ltd.	677,100	1,313,325
Suntec Real Estate Investment Trust, REIT	9,100	11,711
United Overseas Bank Ltd.	9,500	222,877
		2,846,852
South Africa — 0.4%
Absa Group Ltd.	14,143	183,337
Anglo American Platinum Ltd.	2,286	314,702
Anglo American PLC (BATE)	6,525	342,579
Anglo American PLC (XJSE)	6,455	339,148
Aspen Pharmacare Holdings Ltd.	8,026	108,792
AVI Ltd.	38,500	189,835
Bid Corp. Ltd.	6,814	148,313
Bidvest Group Ltd. (The)	12,926	197,274
Capitec Bank Holdings Ltd.	2,176	347,569
Discovery Ltd.*	1,671	20,836
FirstRand Ltd.	160,299	846,349
Foschini Group Ltd. (The)	26,005	262,437
Gold Fields Ltd.	28,682	445,760
Growthpoint Properties Ltd., REIT	39,861	40,145
Impala Platinum Holdings Ltd.	12,798	197,277
Investec Ltd.	3,172	21,107
Life Healthcare Group Holdings Ltd.	35,503	56,637
Mr. Price Group Ltd.	4,464	66,196
MTN Group Ltd.	26,929	349,046
Naspers Ltd. (Class N Stock)	4,984	565,386
Nedbank Group Ltd.	10,237	162,723
Netcare Ltd.	56,838	62,865
Northam Platinum Holdings Ltd.*	4,098	61,098
Old Mutual Ltd.	230,066	216,035
Pepkor Holdings Ltd., 144A	21,698	34,515
Rand Merchant Investment Holdings Ltd.	3,404	12,167
Sanlam Ltd.	5,465	26,951
Sappi Ltd.*	544	2,115
Sasol Ltd.*	2,654	64,118
Shoprite Holdings Ltd.	26,725	431,452
Sibanye Stillwater Ltd.	19,528	79,410
Standard Bank Group Ltd.	76,171	946,733
Tiger Brands Ltd.	495	5,496
Truworths International Ltd.	40,996	164,392
Woolworths Holdings Ltd.	75,080	296,138
		7,608,933
South Korea — 0.8%
AfreecaTV Co. Ltd.	92	11,150
Amorepacific Corp.	1,138	149,331
BGF retail Co. Ltd.	258	36,996
Celltrion, Inc.	1,595	225,373
Cheil Worldwide, Inc.	2,597	50,261
CJ CheilJedang Corp.	655	198,706
CJ Logistics Corp.*	491	52,369
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
Dentium Co. Ltd.	116	$6,863
Dongkuk Steel Mill Co. Ltd.	1,219	16,718
Doosan Bobcat, Inc.	2,857	91,161
Doosan Co. Ltd.	427	36,321
Hankook Tire & Technology Co. Ltd.	2,759	76,172
Hugel, Inc.*	339	38,799
Hyundai Construction Equipment Co. Ltd.	2,306	69,781
Hyundai Electric & Energy System Co. Ltd.*	439	7,700
Hyundai Glovis Co. Ltd.	1,227	193,967
Hyundai Mobis Co. Ltd.	2,493	438,692
Hyundai Motor Co.	2,396	353,561
Hyundai Steel Co.	1,535	52,165
Industrial Bank of Korea	1,096	9,766
Intellian Technologies, Inc.	211	15,323
Kakao Corp.	6,024	523,648
KB Financial Group, Inc.	627	31,472
Kia Corp.	2,484	150,361
Kolon Industries, Inc.	2,375	123,477
Korea Gas Corp.	6,989	228,284
Korea Zinc Co. Ltd.	538	259,444
Krafton, Inc.*	33	7,450
KT Corp.	16,512	484,751
LG Chem Ltd.	1,954	851,296
LG Display Co. Ltd.	2,972	50,346
LG Display Co. Ltd., ADR*	1,313	10,845
LG Electronics, Inc.	1,273	125,216
LG Household & Health Care Ltd.	297	209,898
LG Innotek Co. Ltd.	74	23,403
LG Uplus Corp.	2,737	31,465
Lotte Chemical Corp.	467	80,285
Mando Corp.	2,453	101,011
NAVER Corp.	5,384	1,502,584
NCSoft Corp.	131	50,111
NHN Corp.*	2,430	73,309
Orion Corp.	1,182	86,231
Pan Ocean Co. Ltd.	10,871	62,287
POSCO Holdings, Inc.	2,420	581,629
POSCO Holdings, Inc., ADR(a)	4,096	242,770
Samsung C&T Corp.	1,998	186,654
Samsung Electro-Mechanics Co. Ltd.	1,148	155,331
Samsung Electronics Co. Ltd.	106,556	6,094,457
Samsung Engineering Co. Ltd.*	1,344	28,815
Samsung SDI Co. Ltd.	663	322,487
Samsung SDS Co. Ltd.	899	101,974
Shinhan Financial Group Co. Ltd.	13,122	446,704
Shinsegae, Inc.	504	105,701
SK Bioscience Co. Ltd.*	146	18,882
SK Hynix, Inc.	4,181	403,013
SK Innovation Co. Ltd.*	2,973	522,579
SK Telecom Co. Ltd.	6,762	316,239
SKC Co. Ltd.	47	5,922
SL Corp.	793	16,077
S-Oil Corp.	2,993	238,761
		16,986,344

A11

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Spain — 0.2%
Acciona SA	131	$24,996
Banco Bilbao Vizcaya Argentaria SA	19,296	110,044
Banco de Sabadell SA	140,933	115,120
Banco Santander SA	136,749	465,169
Bankinter SA	11,630	68,350
Cellnex Telecom SA, 144A	59,563	2,863,330
Fluidra SA	6,794	195,858
Grifols SA	2,291	41,566
Industria de Diseno Textil SA	31,105	675,441
Repsol SA	10,341	135,237
Telefonica SA	7,560	36,579
		4,731,690
Sweden — 0.2%
Atlas Copco AB (Class A Stock)	10,560	548,049
Atlas Copco AB (Class B Stock)	2,403	108,315
Elekta AB (Class B Stock)	18,574	146,206
Essity AB (Class B Stock)	843	19,891
Indutrade AB	1,408	35,414
Investor AB (Class B Stock)	12,373	269,585
L E Lundbergforetagen AB (Class B Stock)	2,207	111,753
Lundin Energy AB	4,022	169,790
Saab AB (Class B Stock)	14,469	524,202
Swedish Match AB	188,395	1,415,584
Tele2 AB (Class B Stock)	23,389	352,960
Telefonaktiebolaget LM Ericsson (Class B Stock)	68,707	626,247
		4,327,996
Switzerland — 0.5%
ABB Ltd.	41,539	1,345,999
Baloise Holding AG	618	110,071
Banque Cantonale Vaudoise	145	12,563
Belimo Holding AG	31	16,452
Chocoladefabriken Lindt & Spruengli AG	2	23,773
Cie Financiere Richemont SA (Class A Stock)	5,514	695,811
DKSH Holding AG	175	14,669
Givaudan SA	241	994,428
IWG PLC*	766	2,617
Lonza Group AG	532	385,146
Nestle SA	18,080	2,347,451
Novartis AG	29,691	2,601,913
Partners Group Holding AG	35	43,399
PSP Swiss Property AG	120	15,768
Roche Holding AG	3,210	1,270,198
Sika AG	1,015	335,645
Straumann Holding AG	102	162,855
Swatch Group AG (The)	590	166,236
TE Connectivity Ltd.	4,889	640,361
Tecan Group AG	101	39,863
UBS Group AG	8,598	167,919
VAT Group AG, 144A	153	58,148
Zurich Insurance Group AG	86	42,356
		11,493,641
	Shares	Value
Common Stocks (continued)
Taiwan — 1.1%
Accton Technology Corp.	5,000	$38,569
Advantech Co. Ltd.	17,000	217,698
Alchip Technologies Ltd.	4,000	152,264
ASE Technology Holding Co. Ltd.	18,000	64,113
Asia Polymer Corp.	11,000	14,391
ASPEED Technology, Inc.	2,000	226,653
AU Optronics Corp.	87,000	59,238
Bizlink Holding, Inc.	18,000	185,422
Catcher Technology Co. Ltd.	2,000	10,071
Cathay Financial Holding Co. Ltd.	208,432	467,171
Chailease Holding Co. Ltd.	37,645	330,793
Chang Hwa Commercial Bank Ltd.	126,370	84,183
Chicony Electronics Co. Ltd.	4,000	12,498
China Steel Corp.	24,000	32,546
Compeq Manufacturing Co. Ltd.	68,000	114,309
CTBC Financial Holding Co. Ltd.	1,024,680	1,045,028
Delta Electronics, Inc.	94,000	877,442
E Ink Holdings, Inc.	5,000	31,952
E.Sun Financial Holding Co. Ltd.	95,366	109,626
Eclat Textile Co. Ltd.	3,000	49,787
Elite Material Co. Ltd.	8,000	71,443
Ennoconn Corp.	6,000	42,130
Eva Airways Corp.*	139,000	155,372
Evergreen Marine Corp. Taiwan Ltd.	38,000	177,890
Faraday Technology Corp.	22,000	232,147
Feng TAY Enterprise Co. Ltd.	4,000	26,488
Formosa Petrochemical Corp.	67,000	219,580
Formosa Plastics Corp.	50,000	184,731
Fubon Financial Holding Co. Ltd.	180,000	478,573
Global Unichip Corp.	7,000	122,581
Gloria Material Technology Corp.	51,000	44,896
Hiwin Technologies Corp.	22,210	185,016
Hon Hai Precision Industry Co. Ltd.	145,000	534,199
Kinsus Interconnect Technology Corp.	20,000	134,414
Largan Precision Co. Ltd.	2,000	131,199
Longchen Paper & Packaging Co. Ltd.	70,000	52,120
Makalot Industrial Co. Ltd.	8,000	57,206
MediaTek, Inc.	56,000	1,761,028
Micro-Star International Co. Ltd.	14,000	62,998
momo.com, Inc.	2,000	65,173
Nan Ya Plastics Corp.	3,000	9,715
Nan Ya Printed Circuit Board Corp.	7,000	127,247
Nanya Technology Corp.	82,000	196,983
Nien Made Enterprise Co. Ltd.	3,000	35,006
Novatek Microelectronics Corp.	18,000	265,704
PChome Online, Inc.	3,000	9,534
Pegatron Corp.	51,000	128,546
Pegavision Corp.	4,000	70,330
President Chain Store Corp.	12,000	109,917
Primax Electronics Ltd.	5,000	9,062
Realtek Semiconductor Corp.	65,000	969,800
Sea Ltd., ADR*	902	108,051
Sitronix Technology Corp.	2,000	20,150
TA Chen Stainless Pipe	8,000	13,649
Taiwan Semiconductor Manufacturing Co. Ltd.	526,000	10,837,951
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,673	904,247

A12

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Taiwan Union Technology Corp.	21,000	$60,936
Tung Ho Steel Enterprise Corp.	18,090	44,289
Unimicron Technology Corp.	50,000	430,622
Uni-President Enterprises Corp.	227,000	517,557
United Microelectronics Corp.	263,000	488,449
United Microelectronics Corp., ADR(a)	3,124	28,491
Universal Vision Biotechnology Co. Ltd.	1,000	9,745
USI Corp.	13,000	13,610
Vanguard International Semiconductor Corp.	52,000	224,011
Visual Photonics Epitaxy Co. Ltd.	14,000	54,990
Voltronic Power Technology Corp.	2,000	101,395
Wisdom Marine Lines Co. Ltd.	26,000	78,095
Wistron NeWeb Corp.	4,000	9,968
Yang Ming Marine Transport Corp.*	5,000	21,655
		24,762,643
Tanzania — 0.0%
AngloGold Ashanti Ltd.	15,607	373,171
Thailand — 0.1%
Advanced Info Service PCL, NVDR	37,000	258,649
B Grimm Power PCL	7,200	7,631
B Grimm Power PCL, NVDR	9,400	9,962
Bangchak Corp. PCL, NVDR	47,900	42,830
Bangkok Chain Hospital PCL, NVDR	36,900	22,888
Bangkok Dusit Medical Services PCL, NVDR	169,300	127,033
Chularat Hospital PCL, NVDR	92,400	10,732
CP ALL PCL, NVDR	12,100	23,618
Energy Absolute PCL, NVDR	195,100	574,082
Gulf Energy Development PCL, NVDR	42,200	64,695
Hana Microelectronics PCL, NVDR	11,000	16,089
Home Product Center PCL, NVDR	493,400	234,935
KCE Electronics PCL, NVDR	10,500	20,628
Kiatnakin Phatra Bank PCL, NVDR	10,600	21,944
Mega Lifesciences PCL, NVDR	84,600	115,796
Precious Shipping PCL, NVDR	27,700	14,220
PTT Exploration & Production PCL, NVDR	130,900	566,027
PTT PCL, NVDR	198,500	229,340
Siam Makro PCL, NVDR	24,900	29,733
Thai Union Group PCL, NVDR	165,500	93,983
		2,484,815
Turkey — 0.1%
Arcelik A/S	3,028	12,487
BIM Birlesik Magazalar A/S	8,767	50,542
Enerjisa Enerji A/S, 144A	9,132	10,108
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	79,271	82,556
KOC Holding A/S	9,179	24,740
Koza Altin Isletmeleri A/S*	803	7,855
Migros Ticaret A/S*	17,294	53,856
Sok Marketler Ticaret A/S	6,731	5,733
Turk Hava Yollari AO*	8,819	19,341
Turk Telekomunikasyon A/S	13,361	9,496
Turkcell Iletisim Hizmetleri A/S	345,373	530,939
	Shares	Value
Common Stocks (continued)
Turkey (cont’d.)
Turkiye Is Bankasi A/S (Class C Stock)	105,469	$63,282
Turkiye Petrol Rafinerileri A/S*	4,954	72,265
		943,200
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	34,766	99,233
Abu Dhabi Islamic Bank PJSC	16,961	40,303
Aldar Properties PJSC	41,426	55,557
Dubai Islamic Bank PJSC	33,686	56,500
Emaar Properties PJSC	46,233	75,279
Emirates NBD Bank PJSC	29,346	119,421
Emirates Telecommunications Group Co. PJSC	20,039	201,704
First Abu Dhabi Bank PJSC	51,607	331,460
NMC Health PLC*^	411	—
		979,457
United Kingdom — 0.8%
Ashtead Group PLC	18,340	1,159,220
Associated British Foods PLC	9,630	209,295
AstraZeneca PLC	8,483	1,122,198
Barclays PLC	43,215	83,958
Bellway PLC	2,273	72,598
BP PLC	379,132	1,850,519
British American Tobacco PLC	59,244	2,486,762
BT Group PLC	40,083	95,483
Centrica PLC*	22,648	23,699
CK Hutchison Holdings Ltd.	72,000	527,389
Coca-Cola Europacific Partners PLC	3,952	192,107
Croda International PLC	1,285	133,107
Diageo PLC	30,766	1,557,652
Direct Line Insurance Group PLC	3,186	11,518
Experian PLC	20,669	801,555
Future PLC	1,887	64,332
Greggs PLC	2,388	76,525
HomeServe PLC	26,960	299,428
Howden Joinery Group PLC	11,848	118,649
IG Group Holdings PLC	5,031	53,876
IMI PLC	7,814	139,513
Imperial Brands PLC	14,513	306,725
ITV PLC*	203,015	216,577
J Sainsbury PLC	24,642	81,822
JET2 PLC*	3	45
Liberty Global PLC (Class C Stock)*	2,199	56,976
Linde PLC	4,384	1,400,381
Lloyds Banking Group PLC	1,000,609	613,846
Next PLC	352	27,820
Phoenix Group Holdings PLC	13,568	109,201
RELX PLC	12,203	382,968
Renishaw PLC	165	8,320
Rightmove PLC(a)	66,850	553,548
Rolls-Royce Holdings PLC*	28,746	38,127
Smiths Group PLC	21,800	415,018
Spectris PLC	1,754	59,926
Taylor Wimpey PLC	24,675	42,071
Tesco PLC	92,830	336,016
Unilever PLC (BATE)	13,823	629,214
Unilever PLC (XAMS)	2,765	125,338

A13

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Whitbread PLC*	4,223	$157,396
WPP PLC	14,126	185,388
		16,826,106
United States — 20.5%
Abbott Laboratories	7,548	893,381
AbbVie, Inc.	3,712	601,752
Accenture PLC (Class A Stock)	3,235	1,090,939
Adobe, Inc.*	4,225	1,924,995
Advance Auto Parts, Inc.	626	129,557
Advanced Micro Devices, Inc.*	17,731	1,938,708
Agilent Technologies, Inc.	19,343	2,559,659
Agree Realty Corp., REIT(a)	63,621	4,221,890
Airbnb, Inc. (Class A Stock)*	1,856	318,787
Alexandria Real Estate Equities, Inc., REIT(a)	15,658	3,151,173
Align Technology, Inc.*	1,310	571,160
Allstate Corp. (The)	540	74,795
Ally Financial, Inc.	31,364	1,363,707
Alphabet, Inc. (Class A Stock)*	2,156	5,996,591
Alphabet, Inc. (Class C Stock)*	1,814	5,066,484
Altice USA, Inc. (Class A Stock)*	23,802	297,049
Amazon.com, Inc.*	3,048	9,936,328
American Eagle Outfitters, Inc.(a)	5,758	96,734
American Express Co.	7,745	1,448,315
American Homes 4 Rent (Class A Stock), REIT	6,941	277,848
American Tower Corp., REIT	1,622	407,479
AMETEK, Inc.	3,752	499,691
Amgen, Inc.	8,812	2,130,918
Analog Devices, Inc.	1,344	222,002
Anthem, Inc.	4,609	2,264,033
APA Corp.	1	41
Apple, Inc.	103,981	18,156,122
Applied Materials, Inc.	1,638	215,888
AT&T, Inc.	33,832	799,450
Atlassian Corp. PLC (Class A Stock)*	197	57,885
Automatic Data Processing, Inc.	3,728	848,269
AvalonBay Communities, Inc., REIT	35,070	8,710,336
Axon Enterprise, Inc.*	217	29,887
Ball Corp.	3,508	315,720
Bank of America Corp.	79,361	3,271,260
Bank of New York Mellon Corp. (The)	2,927	145,267
Berkshire Hathaway, Inc. (Class B Stock)*	1,825	644,061
Best Buy Co., Inc.(a)	4,451	404,596
Biogen, Inc.*	2,131	448,789
Blackstone, Inc.	1,156	146,743
Block, Inc.*	1,793	243,131
Boeing Co. (The)*	5,737	1,098,636
BorgWarner, Inc.(a)	11,076	430,856
Boston Properties, Inc., REIT(a)	50,207	6,466,662
Boston Scientific Corp.*	33,169	1,469,055
Bristol-Myers Squibb Co.	9,291	678,522
Broadcom, Inc.	894	562,934
Brookdale Senior Living, Inc.*	149,525	1,054,151
Brown-Forman Corp. (Class B Stock)	17,629	1,181,496
Bruker Corp.	2,974	191,228
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Builders FirstSource, Inc.*	1,526	$98,488
Bunge Ltd.	4,267	472,826
C3.ai, Inc. (Class A Stock)*	2,433	55,229
Cadence Design Systems, Inc.*	4,917	808,650
Capital One Financial Corp.	4,722	619,951
Caterpillar, Inc.	2,563	571,088
CBRE Group, Inc. (Class A Stock)*	4,666	427,032
Cerner Corp.	483	45,190
Charles River Laboratories International, Inc.*	319	90,586
Charles Schwab Corp. (The)	3,709	312,706
Charter Communications, Inc. (Class A Stock)*(a)	1,339	730,451
Chevron Corp.	2,354	383,302
Choice Hotels International, Inc.	811	114,967
Church & Dwight Co., Inc.	1,369	136,051
Ciena Corp.*	4,426	268,348
Cigna Corp.	2,284	547,269
Cirrus Logic, Inc.*	592	50,196
Citigroup, Inc.	22,682	1,211,219
CMS Energy Corp.	4,699	328,648
Coca-Cola Co. (The)	855	53,010
Colgate-Palmolive Co.	36,540	2,770,828
Comcast Corp. (Class A Stock)	54,320	2,543,262
Community Healthcare Trust, Inc., REIT	51,759	2,184,747
Corteva, Inc.	9,980	573,650
Costco Wholesale Corp.	3,695	2,127,766
Cousins Properties, Inc., REIT	109,694	4,419,571
Crown Castle International Corp., REIT	4,419	815,747
CSX Corp.	14,048	526,098
CubeSmart, REIT	21,708	1,129,467
Cummins, Inc.	2,894	593,588
Curtiss-Wright Corp.	4,492	674,519
CVS Health Corp.	8,772	887,814
Danaher Corp.	6,740	1,977,044
Dell Technologies, Inc. (Class C Stock)*	29,910	1,501,183
Devon Energy Corp.	9,833	581,425
Diamondback Energy, Inc.	1,022	140,096
Dick’s Sporting Goods, Inc.	203	20,304
Digital Realty Trust, Inc., REIT(a)	45,518	6,454,452
Discover Financial Services	2,326	256,302
Discovery, Inc. (Class C Stock)*	2,031	50,714
Domino’s Pizza, Inc.	465	189,260
DTE Energy Co.	8,497	1,123,388
Eaton Corp. PLC	8,827	1,339,586
Ecolab, Inc.	12,304	2,172,394
Edwards Lifesciences Corp.*	7,855	924,691
Eli Lilly & Co.	1,785	511,170
Entergy Corp.	19,086	2,228,291
EOG Resources, Inc.(a)	15,054	1,794,888
EPAM Systems, Inc.*	359	106,483
EPR Properties, REIT	94,166	5,151,822
Equifax, Inc.	1,556	368,928
Equinix, Inc., REIT(a)	18,399	13,645,066
Equity LifeStyle Properties, Inc., REIT	9,082	694,591

A14

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Estee Lauder Cos., Inc. (The) (Class A Stock)	859	$233,923
Etsy, Inc.*	2,340	290,815
Eversource Energy	330	29,103
Expedia Group, Inc.*	485	94,900
Expeditors International of Washington, Inc.	1,073	110,691
Extra Space Storage, Inc., REIT	46,400	9,539,840
Exxon Mobil Corp.	46,121	3,809,133
FactSet Research Systems, Inc.	1,688	732,845
Federal Realty Investment Trust, REIT(a)	17,188	2,098,139
FedEx Corp.	610	141,148
Fidelity National Information Services, Inc.	14,092	1,415,119
Ford Motor Co.	5,131	86,765
Fortinet, Inc.*	233	79,625
Fox Corp. (Class A Stock)	43,016	1,696,981
Fox Corp. (Class B Stock)	945	34,285
Freeport-McMoRan, Inc.	13,833	688,053
Garmin Ltd.	582	69,031
General Dynamics Corp.	10,006	2,413,247
General Motors Co.*	14,714	643,590
Global Payments, Inc.	1,938	265,196
Goldman Sachs Group, Inc. (The)	1,592	525,519
Goodyear Tire & Rubber Co. (The)*	2,010	28,723
H&R Block, Inc.(a)	10,720	279,149
Halliburton Co.	15,305	579,600
HEICO Corp.	1,674	257,026
HEICO Corp. (Class A Stock)(a)	9,084	1,152,124
Helmerich & Payne, Inc.	1	43
Hewlett Packard Enterprise Co.(a)	56,122	937,799
Hilton Grand Vacations, Inc.*	67,011	3,485,242
Home Depot, Inc. (The)	7,743	2,317,712
Honeywell International, Inc.	6,052	1,177,598
Host Hotels & Resorts, Inc., REIT	151,770	2,948,891
HP, Inc.	27,967	1,015,202
HubSpot, Inc.*	567	269,291
Hudson Pacific Properties, Inc., REIT	48,432	1,343,988
Huntington Bancshares, Inc.	9,590	140,206
IDEXX Laboratories, Inc.*	2,493	1,363,821
Illinois Tool Works, Inc.	11,490	2,406,006
Intel Corp.	47,423	2,350,284
Intuit, Inc.	2,367	1,138,148
Invitation Homes, Inc., REIT	149,118	5,991,561
James Hardie Industries PLC, CDI	21,411	644,104
Johnson & Johnson	27,345	4,846,354
JPMorgan Chase & Co.	21,484	2,928,699
Juniper Networks, Inc.	18,062	671,184
Kellogg Co.(a)	7,546	486,642
Keurig Dr. Pepper, Inc.	28,777	1,090,648
Keysight Technologies, Inc.*	4,804	758,888
KLA Corp.	601	220,002
Kroger Co. (The)	3,292	188,862
Lam Research Corp.	1,294	695,667
Landstar System, Inc.	6,245	941,933
Lattice Semiconductor Corp.*	490	29,866
Legend Biotech Corp., ADR*	293	10,648
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Lennar Corp. (Class A Stock)	1,588	$128,898
Life Storage, Inc., REIT(a)	5,053	709,593
Lockheed Martin Corp.	3,010	1,328,614
Lowe’s Cos., Inc.	3,070	620,723
Lululemon Athletica, Inc.*	76	27,758
Manhattan Associates, Inc.*	478	66,303
Marathon Oil Corp.	39,148	983,006
Marsh & McLennan Cos., Inc.	10,897	1,857,067
Mastercard, Inc. (Class A Stock)	4,279	1,529,229
MaxLinear, Inc.*	1,478	86,241
McCormick & Co., Inc.	3,052	304,590
McDonald’s Corp.	4,694	1,160,732
McKesson Corp.	1,820	557,157
Medical Properties Trust, Inc., REIT	225,872	4,774,934
Medtronic PLC	4,396	487,736
Merck & Co., Inc.	23,005	1,887,560
Meta Platforms, Inc. (Class A Stock)*	13,596	3,023,207
MetLife, Inc.	36,616	2,573,373
Mettler-Toledo International, Inc.*	477	655,012
Microsoft Corp.	50,446	15,553,006
Mid-America Apartment Communities, Inc., REIT	48,401	10,137,589
Molina Healthcare, Inc.*	1,666	555,761
Mondelez International, Inc. (Class A Stock)	588	36,915
Monolithic Power Systems, Inc.	1,155	560,960
Moody’s Corp.	2,944	993,335
Mosaic Co. (The)	1,698	112,917
Nexstar Media Group, Inc. (Class A Stock)	436	82,177
NextEra Energy, Inc.	14,630	1,239,307
NIKE, Inc. (Class B Stock)	4,281	576,051
Norfolk Southern Corp.	1,172	334,278
Northrop Grumman Corp.	971	434,251
NVIDIA Corp.	15,232	4,156,204
Occidental Petroleum Corp.	1,566	88,855
OGE Energy Corp.	19,789	806,995
Old Dominion Freight Line, Inc.	783	233,866
Otis Worldwide Corp.	4,294	330,423
Outfront Media, Inc., REIT	194,553	5,531,142
Ovintiv, Inc.	4,194	226,770
Owens Corning	2,330	213,195
Palo Alto Networks, Inc.*	353	219,746
Parade Technologies Ltd.	4,000	250,058
Paycom Software, Inc.*	605	209,560
PayPal Holdings, Inc.*	13,672	1,581,167
Penumbra, Inc.*	122	27,100
PepsiCo, Inc.	8,172	1,367,829
Pfizer, Inc.	30,874	1,598,347
Philip Morris International, Inc.	6,396	600,840
Phillips 66	10,531	909,773
Pinnacle Financial Partners, Inc.	3,782	348,247
PNC Financial Services Group, Inc. (The)	2,927	539,885
Procter & Gamble Co. (The)	12,843	1,962,410
Prologis, Inc., REIT	157,273	25,396,444
Public Storage, REIT	11,865	4,630,672
QUALCOMM, Inc.	10,807	1,651,526

A15

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Qurate Retail, Inc. (Class A Stock)	2	$10
Ralph Lauren Corp.	2,076	235,501
Regency Centers Corp., REIT	37,601	2,682,455
Regions Financial Corp.	52,033	1,158,255
Reinsurance Group of America, Inc.	397	43,456
Reliance Steel & Aluminum Co.	5,000	916,750
Rexford Industrial Realty, Inc., REIT	114,842	8,566,065
RingCentral, Inc. (Class A Stock)*	1,257	147,333
ROBLOX Corp. (Class A Stock)*(a)	3,394	156,939
Roku, Inc.*	1,834	229,745
Roper Technologies, Inc.	851	401,868
Ryder System, Inc.	405	32,129
S&P Global, Inc.(a)	4,579	1,878,214
salesforce.com, Inc.*	7,459	1,583,695
SBA Communications Corp., REIT	9,052	3,114,793
Schlumberger NV	20,467	845,492
Schneider Electric SE	10,498	1,762,622
Schneider National, Inc. (Class B Stock)	8,223	209,687
Service Corp. International	5,737	377,609
ServiceNow, Inc.*	4,272	2,379,034
Silicon Laboratories, Inc.*	6,246	938,149
Simon Property Group, Inc., REIT	52,873	6,955,972
Sims Ltd.	3,606	57,652
SiteOne Landscape Supply, Inc.*	6,885	1,113,236
SL Green Realty Corp., REIT(a)	40,366	3,276,912
Snap, Inc. (Class A Stock)*	4,522	162,747
Spirit Realty Capital, Inc., REIT	88,295	4,063,336
Spotify Technology SA*	1,621	244,803
STAG Industrial, Inc., REIT	64,757	2,677,702
Stellantis NV	18,163	293,919
Stifel Financial Corp.	1,673	113,597
Sun Communities, Inc., REIT(a)	43,257	7,582,520
Sunnova Energy International, Inc.*	4,772	110,042
Swiss Re AG	1,145	108,835
Syneos Health, Inc.*	16,841	1,363,279
Target Corp.	8,248	1,750,391
Tecnoglass, Inc.	1,151	29,051
Teladoc Health, Inc.*(a)	12,042	868,589
Teradyne, Inc.	1,971	233,031
Tesla, Inc.*	5,376	5,793,178
Texas Instruments, Inc.	2,684	492,460
Texas Roadhouse, Inc.	434	36,339
Thermo Fisher Scientific, Inc.	3,269	1,930,835
Travel + Leisure Co.	18,462	1,069,688
Travelers Cos., Inc. (The)	8,181	1,494,914
Truist Financial Corp.	2,940	166,698
Twilio, Inc. (Class A Stock)*	322	53,069
UDR, Inc., REIT(a)	139,168	7,984,068
Union Pacific Corp.	636	173,762
United Parcel Service, Inc. (Class B Stock)	7,998	1,715,251
United States Cellular Corp.*	9,594	290,027
UnitedHealth Group, Inc.	2,827	1,441,685
Valero Energy Corp.	2,476	251,413
Ventas, Inc., REIT	80,344	4,962,045
Verizon Communications, Inc.	2,685	136,774
VICI Properties, Inc., REIT	264,245	7,520,413
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Visa, Inc. (Class A Stock)(a)	18,261	$4,049,742
Voya Financial, Inc.(a)	32,050	2,126,518
Walmart, Inc.	12,518	1,864,181
Wells Fargo & Co.	10,376	502,821
Welltower, Inc., REIT	80,356	7,725,426
Western Digital Corp.*	2,875	142,744
Western Union Co. (The)	8,368	156,816
Weyerhaeuser Co., REIT	2,182	82,698
Whirlpool Corp.(a)	3,131	540,974
Workday, Inc. (Class A Stock)*	6,881	1,647,724
Yum! Brands, Inc.	2,882	341,603
Zoetis, Inc.	10,791	2,035,075
		452,206,851

Total Common Stocks (cost $701,443,125)		745,288,582
Exchange-Traded Fund — 1.6%
United States
Vanguard Real Estate ETF(a)	316,308	34,278,298
(cost $34,525,964)
Preferred Stocks — 0.1%
Brazil — 0.1%
Azul SA (PRFC)*	5,059	25,364
Banco Bradesco SA (PRFC)	301,571	1,404,909
Braskem SA (PRFC A)	4,096	38,069
Gerdau SA (PRFC)	11,502	74,215
Itau Unibanco Holding SA (PRFC)	84,329	486,202
Itausa SA (PRFC)	6	14
Petroleo Brasileiro SA (PRFC)	80,552	564,755
		2,593,528
Colombia — 0.0%
Bancolombia SA (PRFC)	1,129	12,062
Germany — 0.0%
Fuchs Petrolub SE (PRFC)	479	17,311
Sartorius AG (PRFC)	811	358,605
		375,916
United States — 0.0%
Ligado Networks LLC (PRFC)	3,262	154,960

Total Preferred Stocks (cost $3,209,004)		3,136,466

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.7%
United States
ACC Auto Trust,
Series 2021-A, Class A, 144A
1.080%	04/15/27	1,166	1,154,908
Avant Loans Funding Trust,
Series 2021-REV01, Class A, 144A
1.210%	07/15/30	1,630	1,575,178

A16

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Carvana Auto Receivables Trust,
Series 2021-N02, Class B
0.750%	03/10/28	448	$438,346
Series 2021-N02, Class C
1.070%	03/10/28	1,052	1,024,601
College Loan Corp. Trust,
Series 2004-01, Class A4, 3 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.448%(c)	04/25/24	196	193,018
Conn’s Receivables Funding LLC,
Series 2020-A, Class A, 144A
1.710%	06/16/25	68	67,873
Consumer Loan Underlying Bond Club Certificate Issuer Trust,
Series 2019-HP01, Class A, 144A
2.590%	12/15/26	59	59,153
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
1.237%(c)	11/25/34	44	43,640
Drive Auto Receivables Trust,
Series 2018-03, Class D
4.300%	09/16/24	332	334,154
Series 2018-04, Class D
4.090%	01/15/26	281	283,076
Series 2019-01, Class D
4.090%	06/15/26	2,390	2,410,755
Series 2019-04, Class C
2.510%	11/17/25	508	508,659
Series 2020-01, Class C
2.360%	03/16/26	2,011	2,014,191
Series 2020-01, Class D
2.700%	05/17/27	3,000	2,989,563
Series 2020-02, Class B
1.420%	03/17/25	604	603,731
Series 2020-02, Class C
2.280%	08/17/26	610	610,490
Series 2021-01, Class C
1.020%	06/15/27	2,260	2,226,097
Series 2021-01, Class D
1.450%	01/16/29	710	683,817
DT Auto Owner Trust,
Series 2019-03A, Class C, 144A
2.740%	04/15/25	452	452,467
Exeter Automobile Receivables Trust,
Series 2019-04A, Class C, 144A
2.440%	09/16/24	963	964,817
Series 2020-03A, Class B
0.790%	09/16/24	578	577,713
Series 2020-03A, Class D
1.730%	07/15/26	490	480,779
Series 2021-01A, Class C
0.740%	01/15/26	2,510	2,461,619
Series 2021-03A, Class C
0.960%	10/15/26	1,100	1,050,540
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,060	1,056,303
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
JPMorgan Chase Bank NA,
Series 2021-02, Class B, 144A
0.889%	12/26/28	1,342	$1,316,932
Series 2021-02, Class C, 144A
0.969%	12/26/28	597	585,764
Series 2021-03, Class B, 144A
0.760%	02/26/29	2,272	2,207,402
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,380	2,325,846
Santander Drive Auto Receivables Trust,
Series 2019-01, Class D
3.650%	04/15/25	1,931	1,941,240
Series 2020-02, Class B
0.960%	11/15/24	130	129,673
Series 2020-02, Class D
2.220%	09/15/26	1,445	1,433,703
Series 2020-03, Class B
0.690%	03/17/25	1,855	1,851,926
Series 2020-04, Class C
1.010%	01/15/26	1,640	1,621,388
Series 2021-01, Class C
0.750%	02/17/26	1,350	1,323,910
Series 2021-03, Class C
0.950%	09/15/27	1,650	1,601,028
Series 2021-04, Class C
1.260%	02/16/27	1,880	1,794,537
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	1,660	1,627,629
Toyota Auto Loan Extended Note Trust,
Series 2020-01A, Class A, 144A
1.350%	05/25/33	1,310	1,239,974
Upstart Securitization Trust,
Series 2020-01, Class A, 144A
2.322%	04/22/30	69	68,919
Series 2021-01, Class A, 144A
0.870%	03/20/31	417	413,591
Series 2021-02, Class A, 144A
0.910%	06/20/31	1,126	1,106,494
Series 2021-03, Class A, 144A
0.830%	07/20/31	1,310	1,286,933
Series 2021-04, Class A, 144A
0.840%	09/20/31	2,192	2,132,476
Series 2021-05, Class A, 144A
1.310%	11/20/31	1,172	1,120,987
Westlake Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.000%	10/16/23	166	166,598
Series 2019-03A, Class D, 144A
2.720%	11/15/24	1,173	1,175,088
Series 2020-02A, Class B, 144A
1.320%	07/15/25	1,260	1,257,078
Series 2020-02A, Class C, 144A
2.010%	07/15/25	2,320	2,313,976
Series 2020-03A, Class B, 144A
0.780%	11/17/25	1,960	1,945,098

A17

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2020-03A, Class C, 144A
1.240%	11/17/25	1,210	$1,187,640

Total Asset-Backed Securities (cost $60,560,936)			59,441,318
Commercial Mortgage-Backed Securities — 1.3%
United States
BANK,
Series 2019-BN23, Class A3
2.920%	12/15/52	580	561,999
Barclays Commercial Mortgage Securities Trust,
Series 2019-C03, Class A3
3.319%	05/15/52	420	416,857
Series 2020-C08, Class A5
2.040%	10/15/53	824	745,880
Benchmark Mortgage Trust,
Series 2018-B05, Class A4
4.208%	07/15/51	370	387,824
Series 2018-B06, Class A4
4.261%	10/10/51	320	335,243
Series 2019-B15, Class A5
2.928%	12/15/72	540	522,836
Series 2020-B19, Class A5
1.850%	09/15/53	480	428,566
Series 2020-B20, Class A5
2.034%	10/15/53	630	568,233
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class AM
3.691%	05/10/58	840	835,047
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.616%	02/10/49	370	371,532
Series 2017-P08, Class AS
3.789%(cc)	09/15/50	680	686,448
Commercial Mortgage Trust,
Series 2013-LC06, Class AM
3.282%	01/10/46	190	190,363
Series 2014-CR17, Class A5
3.977%	05/10/47	360	364,801
Series 2014-UBS06, Class A5
3.644%	12/10/47	350	350,835
Series 2016-DC02, Class A4
3.497%	02/10/49	927	926,202
Fannie Mae-Aces,
Series 2018-M08, Class A2
3.324%(cc)	06/25/28	1,285	1,325,094
Series 2020-M42, Class A2
1.270%	07/25/30	1,940	1,704,648
FHLMC Multifamily Structured Pass-Through Certificates,
Series K090, Class A2
3.422%	02/25/29	1,090	1,128,484
Series K115, Class A2
1.383%	06/25/30	1,100	984,184
Series KSG1, Class A2
1.503%	09/25/30	700	628,620
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
GS Mortgage Securities Trust,
Series 2014-GC20, Class A5
3.998%	04/10/47	490	$495,023
Series 2020-GC47, Class A4
2.125%	05/12/53	460	413,845
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	188	189,696
Series 2013-C17, Class A3
3.928%	01/15/47	450	448,356
Series 2014-C23, Class A4
3.670%	09/15/47	803	804,452
Series 2015-C30, Class A4
3.551%	07/15/48	821	819,867
Series 2015-C30, Class A5
3.822%	07/15/48	1,415	1,429,731
Series 2015-C33, Class A4
3.770%	12/15/48	870	877,282
Series 2016-C01, Class A5
3.576%	03/17/49	490	493,694
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2
2.882%	12/15/49	827	801,416
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class AS
4.271%	06/15/45	170	170,119
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C09, Class A4
3.102%	05/15/46	590	589,337
Series 2013-C13, Class A4
4.039%	11/15/46	310	313,153
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	152,110
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A4
3.779%(cc)	05/15/48	360	362,889
Series 2015-UBS08, Class A3
3.540%	12/15/48	1,129	1,128,848
Series 2019-L03, Class AS
3.490%	11/15/52	380	377,388
Series 2020-L04, Class A3
2.698%	02/15/53	800	761,739
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	925	928,077
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	500	498,551
Series 2020-C56, Class A5
2.448%	06/15/53	600	560,682
WFRBS Commercial Mortgage Trust,
Series 2012-C08, Class AS
3.660%	08/15/45	340	340,039
Series 2012-C10, Class AS
3.241%	12/15/45	390	388,828

A18

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	450	$451,808
Series 2014-C23, Class AS
4.210%(cc)	10/15/57	450	453,528

Total Commercial Mortgage-Backed Securities (cost $29,734,949)			27,714,154
Corporate Bonds — 9.0%
Australia — 0.0%
Westpac Banking Corp.,
Sub. Notes
2.963%	11/16/40	40	33,513
Brazil — 0.0%
Vale Overseas Ltd.,
Gtd. Notes
6.250%	08/10/26	120	131,642
6.875%	11/21/36	490	591,818
6.875%	11/10/39	53	64,641
Vale SA,
Sr. Unsec’d. Notes
5.625%	09/11/42	10	10,740
			798,841
Canada — 0.4%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
0.625%	07/09/24(a)	325	309,095
2.650%	03/08/27	65	62,875
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
0.650%	07/31/24(a)	740	702,580
1.050%	03/02/26	320	294,198
Brookfield Finance, Inc.,
Gtd. Notes
3.500%	03/30/51	275	243,161
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.450%	06/22/23(a)	990	966,479
0.950%	06/23/23(a)	490	480,988
2.250%	01/28/25(a)	122	119,195
2.606%(ff)	07/22/23	120	120,099
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
2.950%	07/15/30	907	857,439
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	04/15/29	165	171,278
Enbridge, Inc.,
Gtd. Notes
0.550%	10/04/23	105	101,760
2.500%	08/01/33	60	53,319
3.400%	08/01/51	75	66,740
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes
3.375%	03/03/31	135	$126,416
Rogers Communications, Inc.,
Gtd. Notes, 144A
3.200%	03/15/27	210	206,740
3.800%	03/15/32	265	262,930
4.500%	03/15/42	230	233,593
4.550%	03/15/52	170	170,920
Royal Bank of Canada,
Sr. Unsec’d. Notes, GMTN
0.750%	10/07/24	1,030	977,257
2.250%	11/01/24	57	56,220
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	70	66,024
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
0.300%	06/02/23(a)	370	361,484
2.650%	06/12/24	554	553,455
			7,564,245
China — 0.0%
Baidu, Inc.,
Sr. Unsec’d. Notes
1.720%	04/09/26	200	184,387
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	200	200,289
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
2.700%	05/01/25	50	48,574
			433,250
France — 0.1%
AXA SA,
Sub. Notes
8.600%	12/15/30	835	1,106,150
Germany — 0.0%
Deutsche Bank AG,
Sr. Unsec’d. Notes, Series E
0.962%	11/08/23	175	170,034
Ireland — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
1.150%	10/29/23	150	143,611
1.650%	10/29/24	195	184,222
2.450%	10/29/26	150	138,665
3.000%	10/29/28	150	138,276
			604,774
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
0.953%(ff)	07/19/25	640	607,384
2.309%(ff)	07/20/32	200	178,900
2.494%(ff)	10/13/32	270	244,090

A19

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Japan (cont’d.)
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
2.555%(ff)	09/13/25		1,140	$1,117,084
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
2.648%	01/16/25		410	399,518
ORIX Corp.,
Sr. Unsec’d. Notes
2.900%	07/18/22		1,280	1,284,945
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
1.474%	07/08/25		460	432,422
2.348%	01/15/25		435	423,159
Toyota Motor Corp.,
Sr. Unsec’d. Notes
0.681%	03/25/24		75	72,298
				4,759,800
Mexico — 0.0%
Coca-Cola Femsa SAB de CV,
Gtd. Notes
2.750%	01/22/30		300	286,908
Netherlands — 0.0%
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25		250	254,217
Shell International Finance BV,
Gtd. Notes
2.375%	11/07/29		1	948
				255,165
Norway — 0.0%
Equinor ASA,
Gtd. Notes
3.700%	04/06/50		150	152,544
Peru — 0.0%
Southern Copper Corp.,
Sr. Unsec’d. Notes
3.875%	04/23/25		295	298,208
6.750%	04/16/40		85	108,410
				406,618
Portugal — 0.0%
Banco Espirito Santo SA,
Sr. Unsec’d. Notes, EMTN
2.625%	05/08/17(d)	EUR	300	48,122
4.750%	01/15/18(d)	EUR	400	64,162
				112,284
Spain — 0.1%
Banco Santander SA,
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24		600	582,668
1.722%(ff)	09/14/27		200	181,303
2.746%	05/28/25		400	390,048
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Spain (cont’d.)
Sub. Notes
2.749%	12/03/30	400	$351,671
			1,505,690
Switzerland — 0.0%
Credit Suisse AG,
Sr. Unsec’d. Notes
0.520%	08/09/23	250	243,369
1.000%	05/05/23	250	246,293
Novartis Capital Corp.,
Gtd. Notes
2.750%	08/14/50	174	155,995
			645,657
United Kingdom — 0.3%
BAT Capital Corp.,
Gtd. Notes
2.259%	03/25/28	180	161,824
2.726%	03/25/31	470	414,660
3.734%	09/25/40	75	61,555
4.540%	08/15/47	150	133,899
4.758%	09/06/49	135	123,781
4.906%	04/02/30	270	277,799
Diageo Capital PLC,
Gtd. Notes
2.000%	04/29/30	575	526,562
2.125%	04/29/32	200	181,331
HSBC Holdings PLC,
Sr. Unsec’d. Notes
0.976%(ff)	05/24/25(a)	720	683,006
2.999%(ff)	03/10/26	340	333,438
Sub. Notes
4.762%(ff)	03/29/33	600	616,385
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
0.695%(ff)	05/11/24(a)	545	530,972
Reynolds American, Inc.,
Gtd. Notes
5.850%	08/15/45	230	235,100
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
3.823%(ff)	11/03/28	1,165	1,146,301
			5,426,613
United States — 7.9%
3M Co.,
Sr. Unsec’d. Notes
2.650%	04/15/25	300	298,114
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	80	82,526
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50	50	41,078

A20

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Adobe, Inc.,
Sr. Unsec’d. Notes
1.900%	02/01/25	245	$239,442
2.150%	02/01/27(a)	680	660,507
Aflac, Inc.,
Sr. Unsec’d. Notes
4.750%	01/15/49	405	464,150
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31(a)	785	710,171
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25	215	212,149
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	50	48,265
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40	60	53,424
Allegion PLC,
Gtd. Notes
3.500%	10/01/29	105	101,628
Allegion US Holding Co., Inc.,
Gtd. Notes
3.200%	10/01/24	300	296,139
Allina Health System,
Sec’d. Notes, Series 2021
2.902%	11/15/51	90	75,475
Ally Financial, Inc.,
Sr. Unsec’d. Notes
1.450%	10/02/23	155	151,359
3.050%	06/05/23	70	70,282
Alphabet, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/60	115	89,923
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32(a)	1,165	1,012,957
3.700%	02/04/51	180	146,741
4.000%	02/04/61	115	96,522
4.450%	05/06/50	95	86,290
4.800%	02/14/29	1,430	1,501,769
5.375%	01/31/44	50	51,937
5.800%	02/14/39	220	238,381
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.100%	05/12/31	480	446,325
2.875%	05/12/41	180	166,075
3.100%	05/12/51	110	103,325
3.250%	05/12/61	190	178,190
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24	380	374,335
3.500%	01/15/31	150	148,250
Ameren Illinois Co.,
First Mortgage
2.900%	06/15/51	110	95,114
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.500%	03/15/49	100	$110,841
American Electric Power Co., Inc.,
Jr. Sub. Notes
2.031%	03/15/24	225	221,098
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
2.375%	07/15/31	5	4,423
3.375%	07/15/51	35	29,306
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.200%	07/08/25	240	225,925
1.300%	09/09/26	55	51,070
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	175	163,246
3.375%	10/15/26(a)	601	595,475
3.650%	03/15/27	395	394,368
4.400%	02/15/26	130	133,615
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.300%	06/01/31(a)	515	471,861
2.800%	05/01/30	65	62,078
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25(a)	440	439,023
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31	152	140,684
3.450%	12/15/27	355	355,674
Amphenol Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25	70	68,115
2.800%	02/15/30	100	94,715
Analog Devices, Inc.,
Sr. Unsec’d. Notes
1.700%	10/01/28	115	105,662
2.800%	10/01/41	80	72,201
2.950%	04/01/25	55	55,152
2.950%	10/01/51	60	54,157
Anthem, Inc.,
Sr. Unsec’d. Notes
0.450%	03/15/23(a)	445	437,552
2.375%	01/15/25	30	29,600
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	190	180,860
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49	100	104,838
Sr. Unsec’d. Notes, Series Z
3.700%	05/01/50	210	196,389
Apple, Inc.,
Sr. Unsec’d. Notes
1.400%	08/05/28	160	146,036
1.800%	09/11/24(a)	310	305,271
2.700%	08/05/51	430	374,151

A21

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
2.850%	08/05/61	130	$112,388
3.000%	02/09/24(a)	235	237,926
Ares Capital Corp.,
Sr. Unsec’d. Notes
2.150%	07/15/26	752	679,989
2.875%	06/15/28(a)	690	611,793
3.250%	07/15/25	1,195	1,160,753
3.875%	01/15/26	178	174,916
4.200%	06/10/24	830	836,313
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31(a)	235	206,290
3.350%	05/15/50	30	26,245
3.500%	12/01/49	40	35,478
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/32	360	331,026
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	770	730,484
3.100%	02/01/43	370	319,183
3.300%	02/01/52	60	51,272
3.400%	05/15/25(a)	500	504,846
3.500%	02/01/61	30	25,458
3.800%	12/01/57	256	233,769
4.450%	04/01/24	657	676,509
4.800%	06/15/44	120	127,492
4.850%	03/01/39	396	431,181
Athene Holding Ltd.,
Sr. Unsec’d. Notes
3.450%	05/15/52	234	197,313
3.950%	05/25/51	50	45,803
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	270	232,717
AutoNation, Inc.,
Sr. Unsec’d. Notes
1.950%	08/01/28(a)	495	444,142
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	100	101,521
Avery Dennison Corp.,
Sr. Unsec’d. Notes
2.250%	02/15/32	770	676,819
Avnet, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/31	22	20,223
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47	330	332,246
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27(a)	1,285	1,194,487
Sr. Unsec’d. Notes, MTN
0.810%(ff)	10/24/24	1,200	1,160,564
0.981%(ff)	09/25/25	270	256,190
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
1.319%(ff)	06/19/26(a)	970	$908,429
2.496%(ff)	02/13/31	1,440	1,321,327
2.676%(ff)	06/19/41	770	652,598
3.864%(ff)	07/23/24	326	329,884
4.083%(ff)	03/20/51	38	39,236
4.244%(ff)	04/24/38(a)	500	522,206
Sr. Unsec’d. Notes, Series N
3.483%(ff)	03/13/52	140	132,665
Sub. Notes
6.110%	01/29/37	150	179,198
Sub. Notes, MTN
4.200%	08/26/24	500	512,390
Banner Health,
Unsec’d. Notes, Series 2020
3.181%	01/01/50	26	23,713
Barings BDC, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	11/23/26	276	254,298
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50	29	24,422
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.150%	11/15/43	200	227,460
6.125%	04/01/36	195	240,559
Beth Israel Lahey Health, Inc.,
Sec’d. Notes, Series L
3.080%	07/01/51	66	57,199
Black Hills Corp.,
Sr. Unsec’d. Notes
1.037%	08/23/24	75	71,607
Block Financial LLC,
Gtd. Notes
2.500%	07/15/28(a)	363	332,510
Boeing Co. (The),
Sr. Unsec’d. Notes
4.875%	05/01/25(a)	305	314,967
5.150%	05/01/30	660	702,937
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.625%	04/13/30	100	108,598
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	170	143,339
2.550%	11/13/50	300	248,707
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	35	35,108
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25	47	46,685
Gtd. Notes, 144A
3.500%	02/15/41	400	357,041
3.750%	02/15/51(a)	540	482,230
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	83	77,457

A22

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.000%	04/15/29	645	$644,684
Brown & Brown, Inc.,
Sr. Unsec’d. Notes
4.200%	03/17/32	185	187,997
4.950%	03/17/52	285	304,285
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	180	163,624
4.375%	09/01/42	360	390,076
5.400%	06/01/41	30	36,300
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30	70	67,397
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26	260	273,357
CDW LLC/CDW Finance Corp.,
Gtd. Notes
3.569%	12/01/31	60	55,748
Cengage Learning Acquistions, Inc., Escrow Shares,
Sr. Sec’d. Notes
0.000%	04/15/99^	356	—
0.000%	12/31/99^	69	—
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AH
3.600%	03/01/52	30	30,054
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	200	190,891
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	360	387,620
5.375%	03/15/44	135	152,448
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.450%	03/03/27	140	135,930
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41	225	188,185
3.950%	06/30/62	85	69,011
4.400%	12/01/61	15	13,104
4.464%	07/23/22	1,500	1,505,714
4.908%	07/23/25	300	310,640
5.375%	04/01/38	205	211,044
5.375%	05/01/47	70	71,558
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	1,567	1,562,034
5.125%	06/30/27	930	991,638
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25	130	125,377
2.236%	05/11/30	40	37,823
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Choice Hotels International, Inc.,
Sr. Unsec’d. Notes
3.700%	12/01/29	550	$545,352
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	303	307,512
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.776%(ff)	10/30/24	2,720	2,628,236
1.678%(ff)	05/15/24	190	188,308
2.976%(ff)	11/05/30	355	337,632
3.106%(ff)	04/08/26	1,375	1,363,432
4.412%(ff)	03/31/31(a)	410	426,924
4.650%	07/23/48	20	22,619
CME Group, Inc.,
Sr. Unsec’d. Notes
2.650%	03/15/32	130	124,395
Comcast Corp.,
Gtd. Notes
3.700%	04/15/24	590	602,849
4.049%	11/01/52	73	75,950
Gtd. Notes, 144A
2.887%	11/01/51	185	157,061
2.987%	11/01/63	33	27,049
CommonSpirit Health,
Sr. Sec’d. Notes
3.910%	10/01/50	93	88,925
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	150	134,008
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48	79	82,939
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52	205	208,750
Gtd. Notes, 144A
3.758%	03/15/42	455	462,474
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series A
4.125%	05/15/49	200	203,394
4.200%	03/15/42	150	151,298
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	40	37,560
3.750%	05/01/50	90	83,536
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	50	54,011
Consumers Energy Co.,
First Mortgage
2.650%	08/15/52	50	41,576
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32	762	676,918

A23

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	590	$551,248
2.500%	07/15/31	250	223,569
3.150%	07/15/23(a)	1,000	1,006,769
CubeSmart LP,
Gtd. Notes
2.500%	02/15/32(a)	650	582,110
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	40	39,930
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
3.375%	12/15/41	20	16,878
3.450%	12/15/51	30	24,459
Sr. Unsec’d. Notes
5.850%	07/15/25	285	304,788
6.020%	06/15/26	250	271,255
6.100%	07/15/27	100	110,706
8.100%	07/15/36	108	142,685
8.350%	07/15/46	237	347,056
Dell, Inc.,
Sr. Unsec’d. Notes
6.500%	04/15/38	10	11,231
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45	85	92,586
7.875%	09/30/31	112	145,424
DH Europe Finance II Sarl,
Gtd. Notes
3.400%	11/15/49	100	94,418
Diamondback Energy, Inc.,
Gtd. Notes
4.250%	03/15/52	45	44,471
4.400%	03/24/51	55	55,763
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49	50	54,448
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	160	157,604
4.050%	09/15/42	200	196,778
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	200	190,019
DTE Energy Co.,
Sr. Unsec’d. Notes
2.950%	03/01/30	200	190,278
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32	70	67,604
3.450%	04/15/51	40	38,796
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	95	87,384
3.750%	09/01/46	45	42,420
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	95	$84,415
3.800%	07/15/28	600	615,946
3.850%	11/15/42	400	398,810
Duke Energy Progress LLC,
First Mortgage
3.400%	04/01/32	60	60,343
Eagle Materials, Inc.,
Sr. Unsec’d. Notes
2.500%	07/01/31(a)	1,180	1,051,175
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51	30	25,054
Emerson Electric Co.,
Sr. Unsec’d. Notes
2.000%	12/21/28(a)	685	638,491
2.200%	12/21/31	400	369,072
Energy Transfer LP,
Sr. Unsec’d. Notes
5.000%	05/15/50	140	141,952
Enstar Group Ltd.,
Sr. Unsec’d. Notes
3.100%	09/01/31	210	188,041
Entergy Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/30	250	234,167
Entergy Louisiana LLC,
First Mortgage
2.900%	03/15/51	205	177,009
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	40	37,565
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	02/01/30	130	150,730
Equifax, Inc.,
Sr. Unsec’d. Notes
2.600%	12/15/25	70	68,097
3.100%	05/15/30	130	124,034
3.950%	06/15/23	1,000	1,013,442
Equinix, Inc.,
Sr. Unsec’d. Notes
3.000%	07/15/50	79	63,824
Essential Utilities, Inc.,
Sr. Unsec’d. Notes
3.566%	05/01/29(a)	365	364,653
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	400	362,252
Evergy Kansas Central, Inc.,
First Mortgage
3.450%	04/15/50	190	176,800
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	110	105,139

A24

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Exelon Corp.,
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32	295	$287,780
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31	185	171,660
Extra Space Storage LP,
Gtd. Notes
2.350%	03/15/32	330	290,642
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25	535	537,903
3.452%	04/15/51(a)	320	309,491
FactSet Research Systems, Inc.,
Sr. Unsec’d. Notes
2.900%	03/01/27(a)	425	413,850
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22	35	35,514
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25	300	293,495
Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN
1.800%	01/30/23	250	250,004
First Republic Bank,
Sr. Unsec’d. Notes
1.912%(ff)	02/12/24	910	902,310
Flex Ltd.,
Sr. Unsec’d. Notes
3.750%	02/01/26	70	70,032
Florida Power & Light Co.,
First Mortgage
2.450%	02/03/32	60	56,479
3.990%	03/01/49	131	140,370
Ford Foundation (The),
Unsec’d. Notes, Series 2020
2.815%	06/01/70	5	4,144
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24	507	522,257
4.625%	08/01/30	330	337,376
5.400%	11/14/34	1,205	1,339,964
5.450%	03/15/43	155	173,919
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/27(a)	600	551,635
3.400%	01/15/26	1,080	1,046,939
4.125%	02/01/25	230	229,369
4.625%	07/15/24	320	324,106
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26(a)	550	511,479
2.250%	06/01/31(a)	330	309,385
3.250%	04/01/25	75	75,835
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	310	$297,551
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
1.700%	08/18/23(a)	355	351,174
4.150%	06/19/23	695	706,102
Genuine Parts Co.,
Sr. Unsec’d. Notes
1.750%	02/01/25	425	406,358
1.875%	11/01/30	371	321,432
Georgetown University (The),
Sr. Unsec’d. Notes, Series 20A
2.943%	04/01/50	9	7,394
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	295	303,827
5.375%	04/15/26	658	686,976
Goldman Sachs BDC, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/26(a)	281	269,517
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,350	1,245,953
1.992%(ff)	01/27/32	1,825	1,580,567
2.600%	02/07/30	1,182	1,096,425
3.750%	02/25/26	100	101,702
4.017%(ff)	10/31/38	1,050	1,057,927
4.411%(ff)	04/23/39	515	542,337
Sub. Notes
6.750%	10/01/37	300	378,970
Golub Capital BDC, Inc.,
Sr. Unsec’d. Notes
2.500%	08/24/26	325	299,201
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41	20	17,034
2.875%	09/01/50	1	850
HCA, Inc.,
Sr. Sec’d. Notes
3.500%	07/15/51	750	649,868
5.250%	06/15/26	300	316,834
5.250%	06/15/49	425	467,365
5.500%	06/15/47	1,005	1,134,590
Hershey Co. (The),
Sr. Unsec’d. Notes
2.650%	06/01/50	50	42,440
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23(a)	880	901,118
Hoag Memorial Hospital Presbyterian,
Unsec’d. Notes
3.803%	07/15/52	28	28,405
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49	253	232,257

A25

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
5.875%	12/16/36	117	$148,538
HP, Inc.,
Sr. Unsec’d. Notes
1.450%	06/17/26(a)	905	834,353
2.200%	06/17/25	250	241,034
2.650%	06/17/31	1,162	1,044,816
3.000%	06/17/27	310	302,069
3.400%	06/17/30	110	105,855
4.000%	04/15/29	1,120	1,116,185
6.000%	09/15/41	169	196,993
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	175	175,547
Huntington National Bank (The),
Sr. Unsec’d. Notes
1.800%	02/03/23	760	758,157
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	30	30,979
IDEX Corp.,
Sr. Unsec’d. Notes
2.625%	06/15/31	1,595	1,458,410
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24(a)	1,000	1,007,964
Intercontinental Exchange, Inc.,
Gtd. Notes
3.750%	12/01/25	550	563,461
Sr. Unsec’d. Notes
0.700%	06/15/23	620	610,551
4.250%	09/21/48	90	97,535
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.850%	05/13/22(a)	1,500	1,503,156
4.150%	05/15/39	300	314,543
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.375%	03/01/41	110	98,222
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	120	109,718
Intuit, Inc.,
Sr. Unsec’d. Notes
0.950%	07/15/25	95	89,224
1.350%	07/15/27	335	305,619
1.650%	07/15/30	255	224,900
Jabil, Inc.,
Sr. Unsec’d. Notes
1.700%	04/15/26	385	358,871
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.561%(ff)	12/10/25	600	574,316
1.578%(ff)	04/22/27	393	366,097
3.200%	01/25/23	200	202,238
3.964%(ff)	11/15/48	115	117,592
4.023%(ff)	12/05/24	440	447,050
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
4.032%(ff)	07/24/48		220	$227,668
Sub. Notes
3.375%	05/01/23		960	971,008
3.875%	09/10/24		1,800	1,838,708
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
2.810%	06/01/41		23	20,241
3.002%	06/01/51		60	52,904
Kentucky Utilities Co.,
First Mortgage
3.300%	06/01/50		140	127,360
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30		45	43,754
KeyBank NA,
Sr. Unsec’d. Notes
1.250%	03/10/23(a)		425	421,442
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27		375	392,990
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.875%	02/07/50		64	57,559
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51		200	177,149
Kraft Heinz Foods Co.,
Gtd. Notes
3.875%	05/15/27		390	396,054
4.875%	10/01/49		188	198,210
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.050%	10/15/26		60	53,912
2.700%	10/15/28		60	52,164
4.100%	10/15/41		60	46,521
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.700%	06/01/31(a)		1,320	1,226,196
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN
2.450%	02/05/14(d)	EUR	900	3,954
4.750%	01/16/14(d)	EUR	415	1,134
5.375%	10/17/12(d)	EUR	50	272
Life Storage LP,
Gtd. Notes
2.200%	10/15/30		210	185,571
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	06/15/30		45	40,880
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.350%	04/01/27		90	90,629
3.500%	04/01/51		225	206,488
4.000%	04/15/25		70	71,975

A26

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.600%	10/01/37	135	$164,506
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30(a)	390	356,526
3.300%	03/14/23	140	141,360
4.200%	03/01/48	1,315	1,364,379
4.350%	01/30/47	295	314,005
4.750%	03/15/39	675	746,807
4.900%	03/15/49(a)	611	707,564
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31(a)	695	624,043
3.200%	07/15/51	290	247,382
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30	45	39,029
Massachusetts Institute of Technology,
Unsec’d. Notes
3.067%	04/01/52	111	105,017
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	920	926,208
2.950%	03/15/51	220	201,704
3.650%	06/01/49	438	454,476
3.850%	03/26/50	240	254,117
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22	625	627,288
4.200%	08/15/47	50	52,119
McKesson Corp.,
Sr. Unsec’d. Notes
0.900%	12/03/25(a)	450	413,318
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	11	9,559
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26(a)	1,230	1,147,260
4.000%	03/07/49	110	118,843
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	24	19,800
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45	260	267,314
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.663%	02/15/30	295	310,349
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	130	121,465
3.450%	08/08/36	370	384,063
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Mid-America Apartments LP,
Sr. Unsec’d. Notes
1.100%	09/15/26	30	$27,334
Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A
4.250%	03/15/42	220	219,180
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20^(d)	566	—
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	255	244,555
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	570	525,306
2.239%(ff)	07/21/32	270	239,398
2.699%(ff)	01/22/31	320	299,357
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	670	577,776
2.188%(ff)	04/28/26(a)	590	570,766
2.802%(ff)	01/25/52(a)	465	388,824
3.971%(ff)	07/22/38	900	906,753
4.300%	01/27/45(a)	330	347,120
Sub. Notes, MTN
4.100%	05/22/23	1,540	1,567,586
Morgan Stanley Direct Lending Fund,
Sr. Unsec’d. Notes, 144A
4.500%	02/11/27	580	550,188
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	116	101,708
4.600%	02/23/28	223	230,781
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	40	40,763
4.700%	04/15/48	200	201,622
4.875%	12/01/24	66	68,401
4.950%	03/14/52(a)	1,000	1,041,540
5.200%	03/01/47	20	21,560
5.500%	02/15/49	655	727,408
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50	17	14,712
3.850%	06/30/26	32	32,752
National Fuel Gas Co.,
Sr. Unsec’d. Notes
2.950%	03/01/31	130	118,235
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.700%	03/15/29	50	51,101
NetApp, Inc.,
Sr. Unsec’d. Notes
2.375%	06/22/27	45	42,855
Newmont Corp.,
Gtd. Notes
4.875%	03/15/42	85	95,946

A27

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	410	$375,694
2.750%	11/01/29	35	33,436
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40(a)	596	579,358
3.375%	03/27/50	50	49,658
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	245	207,879
Northern States Power Co.,
First Mortgage
2.600%	06/01/51	30	25,262
3.200%	04/01/52	25	23,620
3.600%	09/15/47	141	139,332
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	62	51,275
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.100%	06/01/51	40	36,132
Nucor Corp.,
Sr. Unsec’d. Notes
3.125%	04/01/32	80	77,307
NVR, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/30	1,055	986,509
Office Properties Income Trust,
Sr. Unsec’d. Notes
3.450%	10/15/31	390	336,084
Oncor Electric Delivery Co. LLC,
First Mortgage, 144A
2.700%	11/15/51	30	25,612
Sr. Sec’d. Notes
2.950%	04/01/25(a)	1,000	999,088
7.000%	05/01/32	100	129,113
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	115	126,492
ONEOK, Inc.,
Gtd. Notes
2.750%	09/01/24	545	538,579
6.350%	01/15/31	425	492,040
7.150%	01/15/51	20	25,716
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	830	810,538
2.875%	03/25/31(a)	1,535	1,400,777
3.950%	03/25/51	395	345,719
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.293%	04/05/27	20	18,978
3.112%	02/15/40	30	26,630
3.362%	02/15/50	15	13,281
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	06/08/23	45	$44,249
1.900%	02/07/23(a)	680	679,620
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	120	119,852
2.500%	02/01/31	80	68,835
3.150%	01/01/26	60	57,807
3.300%	08/01/40	125	102,493
3.500%	08/01/50	80	63,715
4.500%	07/01/40	60	54,835
4.950%	07/01/50	100	94,657
PacifiCorp,
First Mortgage
2.700%	09/15/30	400	382,789
2.900%	06/15/52	20	17,556
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.050%	10/01/51	80	68,377
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	832	814,078
3.250%	06/01/50(a)	365	335,323
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.000%	03/05/42	50	53,207
4.450%	04/14/46	100	115,530
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
0.550%	09/15/23	1,210	1,175,612
0.850%	09/15/24	1,210	1,148,581
1.900%	09/15/28	530	479,512
2.250%	09/15/31(a)	365	322,889
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	26	38,183
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.875%	05/01/26	820	749,136
2.100%	05/01/30(a)	350	315,139
2.375%	08/17/22	1,000	1,002,772
2.500%	08/22/22	630	632,816
3.875%	08/21/42	250	233,112
4.250%	11/10/44	370	359,229
6.375%	05/16/38	690	848,162
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31	55	49,519
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	14	11,963
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.800%	03/25/27	280	280,488

A28

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	100	$100,000
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.950%	03/26/50	220	228,482
4.125%	04/15/47	107	113,685
Providence St. Joseph Health Obligated Group,
Sr. Unsec’d. Notes, Series 21A
2.700%	10/01/51	53	42,083
Public Service Co. of Colorado,
First Mortgage, Series 36
2.700%	01/15/51	80	67,375
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	150	111,134
2.700%	05/01/50	190	160,394
Public Storage,
Sr. Unsec’d. Notes
1.850%	05/01/28(a)	855	789,928
1.950%	11/09/28(a)	695	641,925
3.385%	05/01/29	890	901,638
Puget Sound Energy, Inc.,
First Mortgage
4.223%	06/15/48	105	109,083
Qorvo, Inc.,
Gtd. Notes, 144A
1.750%	12/15/24	90	85,822
Quanta Services, Inc.,
Sr. Unsec’d. Notes
0.950%	10/01/24	825	782,721
2.350%	01/15/32(a)	480	417,497
2.900%	10/01/30	660	611,544
3.050%	10/01/41	260	214,391
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23	43	43,554
Reliance Steel & Aluminum Co.,
Sr. Unsec’d. Notes
2.150%	08/15/30	810	725,940
Rockefeller Foundation (The),
Unsec’d. Notes, Series 2020
2.492%	10/01/50	21	17,310
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/61	25	20,131
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/24	385	379,457
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60(a)	1,194	901,059
Gtd. Notes, 144A
2.900%	03/01/32(a)	525	508,881
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27	340	330,849
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	50	$45,943
1.950%	07/15/31	30	27,403
2.700%	07/15/41	25	22,158
2.900%	07/15/51	20	17,855
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	06/02/25	155	154,502
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,654	1,405,581
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.125%	06/01/24	225	226,420
3.450%	06/01/27	634	636,287
Simon Property Group LP,
Sr. Unsec’d. Notes
1.375%	01/15/27	90	82,928
2.650%	02/01/32(a)	245	226,555
3.500%	09/01/25	275	277,582
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	370	334,069
3.650%	02/01/50	85	78,566
First Ref. Mortgage, Series C
4.125%	03/01/48	40	39,133
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	207	202,979
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series 21A
3.150%	09/30/51	60	51,220
Southern Power Co.,
Sr. Unsec’d. Notes
0.900%	01/15/26	302	277,001
5.150%	09/15/41	100	106,337
Southwest Gas Corp.,
Sr. Unsec’d. Notes
4.050%	03/15/32	220	219,309
Starbucks Corp.,
Sr. Unsec’d. Notes
2.550%	11/15/30	250	232,633
Sutter Health,
Unsec’d. Notes, Series 20A
3.361%	08/15/50	14	12,671
SVB Financial Group,
Sr. Unsec’d. Notes
1.800%	02/02/31	975	839,550
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	500	501,346
Targa Resources Corp.,
Gtd. Notes
4.950%	04/15/52	60	61,064

A29

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32(a)	1,335	$1,281,349
4.875%	02/01/31	270	272,091
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	190	173,415
2.700%	09/15/51(a)	230	204,571
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.100%	08/15/47(a)	15	16,210
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	100	92,497
6.550%	05/01/37	142	163,496
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes
2.500%	03/22/24	25	24,998
Sr. Unsec’d. Notes, MTN
1.125%	06/18/26(a)	590	547,195
Trane Technologies Luxembourg Finance SA,
Gtd. Notes
4.500%	03/21/49	40	42,269
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.950%	05/15/50	5	4,877
Truist Bank,
Sr. Unsec’d. Notes
2.800%	05/17/22	1,200	1,200,513
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.200%	08/05/25	970	913,667
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	50	42,816
3.250%	05/01/51(a)	115	101,481
U.S. Bank NA,
Sr. Unsec’d. Notes
3.400%	07/24/23(a)	1,000	1,012,448
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
5.300%	04/01/50	490	641,066
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	275	253,867
2.300%	05/15/31	210	197,129
2.375%	08/15/24	160	159,282
2.900%	05/15/50	100	88,935
3.125%	05/15/60	510	456,713
3.250%	05/15/51	35	33,068
4.250%	03/15/43	100	107,730
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	47	41,512
Unsec’d. Notes, Series C
2.547%	04/01/50	43	35,469
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
University of Southern California,
Sr. Unsec’d. Notes, Series 21A
2.945%	10/01/51	70	$62,536
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31(a)	465	426,367
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
5.500%	06/15/45	30	35,015
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	315	292,672
2.875%	11/20/50	30	25,062
2.987%	10/30/56	80	66,196
3.000%	11/20/60	270	221,338
4.125%	08/15/46	210	216,438
4.500%	08/10/33	396	425,005
4.522%	09/15/48	25	27,461
Sr. Unsec’d. Notes, 144A
2.355%	03/15/32	662	598,524
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	560	560,298
Viatris, Inc.,
Gtd. Notes
1.650%	06/22/25	45	41,887
4.000%	06/22/50	60	50,657
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	11/15/51	40	35,242
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	08/15/50	169	131,142
3.650%	09/15/47	265	273,279
WakeMed,
Unsec’d. Notes, Series A
3.286%	10/01/52	31	27,487
Walmart, Inc.,
Sr. Unsec’d. Notes
2.650%	09/22/51	215	191,406
Washington Gas Light Co.,
Sr. Unsec’d. Notes, MTN
3.650%	09/15/49	10	9,642
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.600%	02/01/30	81	76,241
3.200%	06/01/32	195	190,060
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
0.550%	09/15/23	490	476,013
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.406%(ff)	10/30/25	213	208,730
3.000%	02/19/25(a)	500	500,064
3.526%(ff)	03/24/28	60	59,921
3.750%	01/24/24(a)	1,000	1,018,552

A30

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
5.013%(ff)	04/04/51	200	$236,894
Welltower, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/32	50	50,442
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.000%	04/15/30	90	92,731
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/15/51	340	297,544
5.100%	09/15/45	267	287,922
8.750%	03/15/32(a)	250	339,662
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	365	343,237
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/28	10	9,074
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes
1.950%	09/16/31	40	35,595
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
3.300%	09/01/49	35	32,071
Yale University,
Unsec’d. Notes, Series 2020
2.402%	04/15/50	67	55,697
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/50	265	236,260
4.700%	02/01/43(a)	202	225,832
			174,955,126

Total Corporate Bonds (cost $212,864,203)			199,217,212
Municipal Bonds — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series S1
6.918%	04/01/40	250	338,774
Taxable, Revenue Bonds, Series F
3.126%	04/01/55	40	35,511
California State University,
Taxable, Revenue Bonds, Series B
2.719%	11/01/52	220	183,902
Taxable, Revenue Bonds, Series E
2.897%	11/01/51	65	55,764
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	150	178,418
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	100	136,642
Taxable, Revenue Bonds, Series N
3.256%	05/15/60	75	67,092
3.706%	05/15/20	30	24,852
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
San Francisco Public Utilities Commission Water Revenue,
Taxable, Revenue Bonds, Series A
3.303%	11/01/39	300	$291,329
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	250	367,150
7.550%	04/01/39	135	200,685
			1,880,119
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/14	25	28,751
Florida — 0.0%
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	34	31,029
Illinois — 0.0%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Revenue Bonds, Series B
6.899%	12/01/40	100	128,863
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.238%	01/01/42	55	50,754
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	60	69,419
			249,036
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority,
Taxable, Revenue Bonds, Series D
3.052%	07/01/40	35	31,698
3.197%	07/01/50	20	17,313
			49,011
Massachusetts — 0.0%
Commonwealth of Massachusetts,
General Obligation Limited, Taxable, Series H
2.900%	09/01/49	30	26,297
Michigan — 0.0%
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52	19	19,330
4.454%	04/01/22	30	32,229
Taxable, Revenue Bonds, Series B
3.504%	04/01/52	24	24,414
			75,973
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	100	146,214

A31

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York — 0.0%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	40	$51,883
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.724%	06/15/42	100	129,654
5.952%	06/15/42	80	106,086
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.142%	07/01/43	70	64,837
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	170	189,951
			542,411
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The),
Taxable, Revenue Bonds, Series 21-A
3.204%	01/15/51	95	88,262
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
7.834%	02/15/41	100	148,158
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	200	244,667
Texas — 0.1%
Board of Regents of the University of Texas System,
Taxable, Revenue Bonds, Series B
2.439%	08/15/49	90	73,882
Dallas Area Rapid Transit,
Revenue Bonds, BABs, Series B
5.999%	12/01/44	85	113,448
Taxable, Revenue Bonds, Series A
2.613%	12/01/48	60	49,537
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	110	96,568
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	15	13,568
Texas Transportation Commission,
General Obligation Unlimited, Taxable
2.472%	10/01/44	125	104,350
Texas Transportation Commission State Highway Fund,
Taxable, Revenue Bonds
4.000%	10/01/33	170	183,928
			635,281
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	80	$67,352

Total Municipal Bonds (cost $4,523,131)			4,212,561
Residential Mortgage-Backed Securities — 3.2%
United States
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC02, Class 2A
5.000%	05/25/34	26	24,887
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)	01/25/35	18	17,856
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.757%(c)	08/25/31	877	877,008
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.607%(c)	09/25/31	157	156,968
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.457%(c)	07/25/39	24	24,074
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
1.649%(c)	10/25/41	1,185	1,144,801
Series 2021-R03, Class 1M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
0.949%(c)	12/25/41	838	827,697
Series 2021-R03, Class 1M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
1.749%(c)	12/25/41	1,030	974,960
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.099%(c)	12/25/41	2,861	2,831,855
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
1.999%(c)	12/25/41	1,225	1,168,240
Series 2022-R02, Class 2M1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
1.299%(c)	01/25/42	1,561	1,548,237
Fannie Mae Connecticut Avenue Securities,
Series 2017-C01, Class 1EB1, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.707%(c)	07/25/29	2,433	2,421,892
Series 2017-C01, Class 1M2, 1 Month LIBOR + 3.550% (Cap N/A, Floor 0.000%)
4.007%(c)	07/25/29	1,803	1,835,492
Series 2017-C03, Class 1ED1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
1.157%(c)	10/25/29	1,726	1,714,588
Series 2017-C03, Class 1ED2, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.657%(c)	10/25/29	1,150	1,147,914

A32

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.457%(c)	10/25/29	2,871	$2,931,272
Series 2017-C03, Class 1M2C, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.457%(c)	10/25/29	1,482	1,517,893
Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.657%(c)	01/25/30	2,226	2,236,962
Series 2017-C05, Class 1M2C, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.657%(c)	01/25/30	900	892,867
Series 2017-C06, Class 1M2A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
3.107%(c)	02/25/30	398	399,054
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.707%(c)	07/25/30	2,512	2,530,668
Series 2018-C01, Class 1M2C, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.707%(c)	07/25/30	3,000	3,006,721
Series 2021-R02, Class 2M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
0.999%(c)	11/25/41	1,897	1,877,243
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-HQ01, Class M3, 1 Month LIBOR + 4.100% (Cap N/A, Floor 0.000%)
4.557%(c)	08/25/24	92	92,489
Series 2016-DNA01, Class M3, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
6.007%(c)	07/25/28	380	404,921
Series 2017-DNA01, Class M2, 1 Month LIBOR + 3.250% (Cap N/A, Floor 0.000%)
3.707%(c)	07/25/29	2,239	2,258,959
Series 2017-HQA02, Class M2, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.107%(c)	12/25/29	353	356,126
Series 2017-HQA02, Class M2AS, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.507%(c)	12/25/29	1,439	1,436,446
Series 2017-HQA03, Class M2, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.807%(c)	04/25/30	2,858	2,876,763
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
2.699%(c)	11/25/50	1,549	1,547,381
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.899%(c)	08/25/33	816	809,806
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
1.899%(c)	11/25/41	890	846,477
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.157%(c)	01/25/50	2,625	$2,621,725
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.307%(c)	02/25/50	2,734	2,727,475
Series 2020-DNA04, Class M2B, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
4.207%(c)	08/25/50	850	850,948
Series 2020-DNA06, Class M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
0.999%(c)	12/25/50	136	135,688
Series 2021-DNA01, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)
0.749%(c)	01/25/51	151	151,142
Series 2021-DNA03, Class M1, 144A, 30 Day Average SOFR + 0.750% (Cap N/A, Floor 0.000%)
0.849%(c)	10/25/33	1,600	1,584,760
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.199%(c)	10/25/33	190	185,638
Series 2021-DNA05, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)
0.749%(c)	01/25/34	117	116,343
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
1.749%(c)	01/25/34	1,660	1,633,056
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
1.599%(c)	10/25/41	1,430	1,359,948
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.799%(c)	08/25/33	745	740,849
Series 2021-HQA02, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.799%(c)	12/25/33	954	945,314
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	03/25/42	730	730,888
Series 2022-HQA01, Class M1B, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.550%(c)	03/25/42	125	127,269
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA02, Class M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.607%(c)	12/25/30	2,982	2,983,684
Series 2018-DNA02, Class M2AS, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.407%(c)	12/25/30	2,964	2,952,031
Series 2018-HRP02, Class M2, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.707%(c)	02/25/47	472	470,119

A33

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2019-DNA02, Class M2, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 0.000%)
2.907%(c)	03/25/49	2,641	$2,643,990
Series 2019-FTR02, Class M1, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.407%(c)	11/25/48	930	923,966
Series 2019-HQA1, Class M2, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.807%(c)	02/25/49	1,810	1,809,798
Series 2019-HQA2, Class M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
2.507%(c)	04/25/49	2,780	2,778,777

Total Residential Mortgage-Backed Securities (cost $71,929,986)			71,211,925
Sovereign Bonds — 0.1%
Indonesia — 0.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.050%	03/12/51	200	181,531
3.500%	01/11/28	265	271,288
			452,819
Israel — 0.0%
Israel Government International Bond,
Sr. Unsec’d. Notes
2.750%	07/03/30	290	287,110
State of Israel,
Sr. Unsec’d. Notes
3.375%	01/15/50	200	189,978
			477,088
Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.771%	05/24/61	275	222,793
4.500%	01/31/50(a)	200	188,980
Sr. Unsec’d. Notes, Series A, MTN
6.750%	09/27/34	246	301,263
			713,036
Panama — 0.0%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.870%	07/23/60	265	232,620
Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
3.550%	03/10/51	260	243,255
4.125%	08/25/27	189	196,462
			439,717
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
5.100%	06/18/50(a)	460	$545,095

Total Sovereign Bonds (cost $3,043,144)			2,860,375
U.S. Government Agency Obligations — 7.0%
Federal Home Loan Mortgage Corp.
1.500%	03/01/36	173	164,002
1.500%	02/01/37	263	249,370
1.500%	03/01/37	411	390,250
1.500%	05/01/51	494	441,026
2.000%	12/01/35	283	274,932
2.000%	02/01/36	271	263,347
2.000%	02/01/36	275	267,212
2.000%	02/01/36	645	627,426
2.000%	03/01/36	171	166,372
2.000%	05/01/36	177	172,159
2.000%	05/01/36	625	607,819
2.000%	06/01/36	197	191,445
2.000%	08/01/36	73	70,550
2.000%	09/01/36	280	272,230
2.000%	10/01/36	49	47,242
2.000%	11/01/36	388	377,581
2.000%	01/01/37	49	48,028
2.000%	10/01/50	126	117,255
2.000%	10/01/50	130	121,116
2.000%	12/01/50	132	122,954
2.000%	02/01/51	250	232,558
2.000%	02/01/51	332	308,955
2.000%	03/01/51	196	181,937
2.000%	03/01/51	209	194,966
2.000%	03/01/51	251	233,707
2.000%	03/01/51	391	363,840
2.000%	04/01/51	754	701,432
2.000%	05/01/51	234	218,124
2.000%	05/01/51	1,507	1,400,790
2.000%	06/01/51	121	112,370
2.000%	06/01/51	727	676,129
2.000%	07/01/51	382	355,057
2.000%	08/01/51	120	111,748
2.000%	10/01/51	243	226,093
2.000%	10/01/51	246	228,145
2.000%	10/01/51	414	385,376
2.000%	11/01/51	245	227,618
2.000%	11/01/51	245	228,032
2.000%	11/01/51	247	229,847
2.000%	11/01/51	317	294,822
2.000%	12/01/51	910	845,379
2.000%	03/01/52	124	114,918
2.500%	07/01/32	2,015	1,997,484
2.500%	10/01/35	223	222,028
2.500%	05/01/36	512	507,882
2.500%	07/01/36	129	127,398
2.500%	03/01/37	500	495,052
2.500%	06/01/50	113	108,042

A34

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	07/01/50	883	$844,644
2.500%	11/01/50	148	141,552
2.500%	11/01/50	596	569,621
2.500%	11/01/50	1,103	1,055,549
2.500%	12/01/50	557	532,849
2.500%	01/01/51	105	100,538
2.500%	01/01/51	133	126,683
2.500%	01/01/51	266	253,884
2.500%	12/01/51	493	471,538
2.500%	01/01/52	123	117,784
2.500%	04/01/52	275	262,734
3.000%	03/01/27	29	29,717
3.000%	05/01/27	14	13,663
3.000%	11/01/27	88	88,527
3.000%	04/01/29	101	102,550
3.000%	05/01/29	1,245	1,259,229
3.000%	03/01/30	59	59,564
3.000%	02/01/31	102	102,941
3.000%	05/01/31	22	22,508
3.000%	06/01/31	12	12,615
3.000%	05/01/33	10	10,066
3.000%	05/01/33	25	24,698
3.000%	05/01/33	45	44,759
3.000%	03/01/46	530	525,369
3.000%	07/01/46	432	429,497
3.000%	07/01/46	492	488,592
3.000%	11/01/46	305	303,214
3.000%	12/01/46	623	619,227
3.000%	12/01/46	923	916,578
3.000%	04/01/50	463	454,430
3.000%	05/01/50	125	122,806
3.000%	07/01/50	155	152,482
3.000%	08/01/50	635	625,960
3.000%	11/01/51	419	410,421
3.500%	03/01/32	44	44,461
3.500%	04/01/32	87	88,619
3.500%	02/01/34	303	309,769
3.500%	05/01/35	64	65,392
3.500%	03/01/38	36	36,286
3.500%	09/01/38	8	8,163
3.500%	01/01/47	81	81,580
3.500%	11/01/47	173	175,082
3.500%	02/01/48	651	657,021
3.500%	02/01/49	265	269,891
4.000%	07/01/29	8	7,747
4.000%	05/01/33	40	41,503
4.000%	06/01/44	222	231,786
4.000%	02/01/45	24	25,018
4.000%	02/01/48	30	30,831
4.000%	05/01/48	766	783,112
4.000%	06/01/48	48	50,163
4.000%	06/01/48	69	71,709
4.500%	06/01/38	31	32,807
4.500%	07/01/39	57	60,900
4.500%	09/01/39	3	3,380
4.500%	10/01/39	8	8,548
4.500%	01/01/40	24	25,553
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	02/01/40	3	$3,478
4.500%	04/01/40	8	8,088
4.500%	02/01/41	24	25,623
4.500%	07/01/41	5	5,091
4.500%	08/01/41	4	3,898
4.500%	10/01/41	111	117,984
4.500%	01/01/42	6	6,392
4.500%	05/01/42	4	4,404
4.500%	01/01/45	5	5,199
4.500%	01/01/46	86	90,506
4.500%	09/01/46	15	15,719
4.500%	05/01/47	14	14,424
4.500%	06/01/47	9	9,854
4.500%	06/01/48	20	20,663
4.500%	07/01/48	7	7,792
4.500%	07/01/48	17	17,990
4.500%	07/01/48	20	20,353
4.500%	10/01/48	9	9,467
4.500%	10/01/48	24	25,519
5.000%	01/01/37	12	13,153
5.000%	02/01/37	12	13,181
5.000%	03/01/38	85	92,473
5.000%	09/01/47	9	9,244
5.000%	03/01/48	5	5,216
5.000%	05/01/48	31	32,952
5.000%	04/01/49	14	15,020
5.500%	06/01/35	52	57,106
5.500%	08/01/38	56	61,509
6.000%	09/01/36	53	59,510
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495% (Cap 7.078%, Floor 1.495%)
1.745%(c)	06/01/43	1	1,403
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600% (Cap 7.380%, Floor 1.600%)
2.380%(c)	08/01/43	2	2,241
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650% (Cap 7.457%, Floor 1.650%)
2.457%(c)	05/01/43	10	10,553
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.732% (Cap 8.238%, Floor 1.732%)
1.995%(c)	08/01/41	21	21,629
Federal National Mortgage Assoc.
1.500%	TBA	1,775	1,584,118
1.500%	TBA	3,650	3,460,514
1.500%	10/01/36	113	107,542
1.500%	03/01/37	808	766,801
1.500%	04/01/37	229	216,885
1.500%	01/01/51	1,978	1,770,963
1.500%	07/01/51	349	311,814
1.500%	11/01/51	441	394,369
2.000%	TBA	742	720,639
2.000%	TBA	4,507	4,183,966
2.000%	12/01/35	118	114,535
2.000%	12/01/35	151	147,084
2.000%	02/01/36	149	144,489
2.000%	02/01/36	157	152,881
2.000%	02/01/36	236	229,611

A35

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	02/01/36	308	$299,497
2.000%	02/01/36	312	303,340
2.000%	02/01/36	351	341,628
2.000%	02/01/36	783	763,129
2.000%	03/01/36	87	84,534
2.000%	03/01/36	156	151,271
2.000%	08/01/36	72	70,141
2.000%	11/01/36	487	473,098
2.000%	07/01/50	468	435,654
2.000%	09/01/50	199	185,050
2.000%	09/01/50	281	261,651
2.000%	12/01/50	65	60,202
2.000%	12/01/50	308	286,986
2.000%	12/01/50	492	458,743
2.000%	01/01/51	343	319,133
2.000%	01/01/51	498	463,335
2.000%	02/01/51	90	84,134
2.000%	02/01/51	112	104,356
2.000%	02/01/51	246	229,411
2.000%	02/01/51	313	291,642
2.000%	02/01/51	786	731,285
2.000%	03/01/51	290	269,510
2.000%	04/01/51	106	98,433
2.000%	04/01/51	117	108,725
2.000%	04/01/51	391	364,177
2.000%	04/01/51	535	498,392
2.000%	05/01/51	95	88,716
2.000%	06/01/51	249	231,220
2.000%	06/01/51	429	398,722
2.000%	06/01/51	691	642,304
2.000%	07/01/51	304	282,406
2.000%	07/01/51	654	607,925
2.000%	08/01/51	238	221,395
2.000%	10/01/51	99	92,450
2.000%	10/01/51	121	112,455
2.000%	10/01/51	147	136,917
2.000%	10/01/51(h)	6,020	5,594,961
2.000%	11/01/51	245	227,820
2.000%	11/01/51	271	252,405
2.000%	11/01/51	502	468,022
2.000%	12/01/51	5,030	4,681,957
2.000%	01/01/52	1,500	1,395,044
2.500%	TBA	30	29,647
2.500%	TBA	1,350	1,285,314
2.500%	TBA	4,762	4,543,246
2.500%	11/01/34	259	256,781
2.500%	10/01/35	333	329,644
2.500%	03/01/36	285	282,714
2.500%	05/01/36	142	141,325
2.500%	06/01/36	257	253,927
2.500%	07/01/36	69	68,322
2.500%	08/01/50	240	229,445
2.500%	11/01/50	142	135,982
2.500%	01/01/51	214	204,473
2.500%	02/01/51	84	79,830
2.500%	03/01/51	341	325,840
2.500%	03/01/51	577	552,406
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	07/01/51	96	$91,666
2.500%	07/01/51	118	113,065
2.500%	07/01/51	141	134,553
2.500%	07/01/51	308	294,415
2.500%	07/01/51	333	318,534
2.500%	08/01/51	245	234,177
2.500%	08/01/51	430	411,915
2.500%	08/01/51	501	478,227
2.500%	09/01/51	960	917,249
2.500%	11/01/51	343	327,455
2.500%	11/01/51	536	512,546
2.500%	12/01/51	1,191	1,138,279
2.500%	12/01/51	1,351	1,290,809
2.500%	12/01/51	1,497	1,430,224
2.500%	01/01/52	3,949	3,772,940
2.500%	03/01/52	1,000	955,395
3.000%	TBA	616	619,765
3.000%	TBA	5,579	5,456,708
3.000%	01/01/27	40	40,453
3.000%	08/01/27	14	13,772
3.000%	09/01/27	12	12,383
3.000%	09/01/27	99	100,376
3.000%	11/01/27	8	8,087
3.000%	11/01/27	10	9,767
3.000%	11/01/27	11	11,455
3.000%	11/01/27	15	15,059
3.000%	11/01/27	16	16,069
3.000%	11/01/27	20	20,034
3.000%	12/01/27	8	8,420
3.000%	05/01/33	14	13,664
3.000%	05/01/33	24	23,867
3.000%	05/01/33	40	39,642
3.000%	08/01/33	236	234,352
3.000%	03/01/35	125	126,532
3.000%	04/01/35	792	801,089
3.000%	07/01/35	101	101,813
3.000%	12/01/35	117	117,205
3.000%	11/01/49	39	38,152
3.000%	12/01/49	43	41,992
3.000%	02/01/50	129	126,529
3.000%	03/01/50	54	53,245
3.000%	10/01/50	714	714,655
3.000%	01/01/51	177	173,624
3.000%	07/01/51	885	866,552
3.000%	08/01/51	263	258,676
3.000%	08/01/51	1,843	1,809,314
3.500%	TBA	820	836,400
3.500%	11/01/30	4	4,352
3.500%	05/01/32	22	22,161
3.500%	06/01/32	68	68,722
3.500%	08/01/32	18	18,473
3.500%	09/01/32	148	150,350
3.500%	01/01/35	23	23,248
3.500%	06/01/35	31	32,072
3.500%	06/01/35	54	55,568
3.500%	09/01/38	5	4,811
3.500%	08/01/45	240	244,982

A36

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/01/47	257	$260,590
3.500%	09/01/47	48	48,057
3.500%	09/01/47	748	756,050
3.500%	10/01/47	685	692,577
3.500%	02/01/48	204	205,989
3.500%	07/01/48	378	383,813
3.500%	07/01/48	476	483,870
3.500%	06/01/49	489	494,566
3.500%	11/01/51	1,157	1,180,528
4.000%	TBA	300	305,049
4.000%	TBA	1,815	1,852,434
4.000%	05/01/26	70	72,121
4.000%	02/01/31	75	77,335
4.000%	05/01/33	29	29,702
4.000%	06/01/33	12	12,434
4.000%	07/01/33	6	5,745
4.000%	12/01/33	21	22,003
4.000%	06/01/38	111	114,317
4.000%	09/01/42	1,014	1,060,867
4.000%	09/01/43	68	71,153
4.000%	05/01/44	74	77,020
4.000%	10/01/44	161	166,053
4.000%	03/01/45	78	81,835
4.000%	09/01/45	28	28,786
4.000%	06/01/46	385	402,095
4.000%	10/01/46	21	21,671
4.000%	11/01/46	35	37,103
4.000%	11/01/46	56	58,370
4.000%	04/01/47	39	40,528
4.000%	05/01/47	15	15,620
4.000%	05/01/47	330	342,352
4.000%	09/01/47	66	68,931
4.000%	10/01/47	355	369,375
4.000%	12/01/47	216	225,825
4.000%	09/01/48	829	848,433
4.000%	07/01/49	471	482,295
4.000%	04/01/50	941	966,040
4.000%	05/01/50	263	268,289
4.000%	01/01/57	98	102,977
4.000%	02/01/57	114	119,554
4.500%	TBA	75	76,787
4.500%	TBA	700	725,375
4.500%	01/01/42	23	24,432
4.500%	01/01/42	69	73,795
4.500%	09/01/42	119	126,863
4.500%	06/01/44	30	31,508
4.500%	06/01/44	42	43,283
4.500%	02/01/45	136	145,280
4.500%	08/01/45	169	179,802
4.500%	11/01/45	8	7,982
4.500%	12/01/45	4	3,850
4.500%	12/01/45	15	16,213
4.500%	01/01/46	4	4,442
4.500%	02/01/46	22	23,702
4.500%	02/01/46	341	361,496
4.500%	03/01/46	5	5,466
4.500%	04/01/46	1	506
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	05/01/46	1	$505
4.500%	07/01/46	5	5,049
4.500%	08/01/46	2	2,031
4.500%	08/01/46	3	3,556
4.500%	08/01/46	6	6,624
4.500%	08/01/46	46	48,075
4.500%	10/01/46	20	20,803
4.500%	10/01/46	52	55,150
4.500%	01/01/47	3	3,344
4.500%	01/01/47	4	3,911
4.500%	01/01/47	16	17,312
4.500%	01/01/47	18	18,693
4.500%	02/01/47	3	3,409
4.500%	02/01/47	3	3,610
4.500%	03/01/47	5	4,839
4.500%	06/01/47	38	39,523
4.500%	06/01/47	174	182,197
4.500%	01/01/48	71	74,585
4.500%	02/01/48	34	35,422
4.500%	02/01/48	36	37,262
4.500%	02/01/48	37	39,301
4.500%	02/01/48	48	49,923
4.500%	03/01/48	40	42,068
4.500%	04/01/48	228	240,047
4.500%	05/01/48	25	26,131
4.500%	06/01/48	80	84,690
4.500%	07/01/48	10	10,133
4.500%	08/01/48	44	46,463
4.500%	05/01/49	19	19,948
4.500%	07/01/49	24	24,470
5.000%	TBA	75	76,436
5.000%	TBA	250	263,018
5.000%	06/01/39	28	30,496
5.000%	12/01/39	40	43,582
5.000%	01/01/40	1	1,087
5.000%	04/01/40	125	134,817
5.000%	05/01/40	7	7,746
5.000%	06/01/40	1	1,061
5.000%	06/01/40	2	1,844
5.000%	06/01/40	5	5,888
5.000%	07/01/40	2	1,591
5.000%	07/01/40	5	5,499
5.000%	08/01/40	16	17,016
5.000%	09/01/40	4	4,665
5.000%	10/01/40	15	16,378
5.000%	02/01/41	72	78,028
5.000%	05/01/41	64	68,741
5.000%	05/01/41	267	288,454
5.000%	05/01/48	37	39,289
5.000%	04/01/49	21	22,545
5.000%	04/01/49	63	67,005
5.500%	04/01/36	34	37,062
5.500%	05/01/36	20	21,398
5.500%	09/01/36	65	70,907
5.500%	08/01/37	45	49,638
5.500%	09/01/41	109	119,686
6.000%	07/01/41	74	82,943

A37

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.921%, Floor 1.530%)
1.780%(c)	05/01/43	35	$36,426
Federal National Mortgage Assoc., 12 Month LIBOR + 1.535% (Cap 7.045%, Floor 1.535%)
1.785%(c)	06/01/43	23	24,183
Federal National Mortgage Assoc., 12 Month LIBOR + 1.695% (Cap 7.555%, Floor 1.695%)
1.945%(c)	08/01/42	18	18,448
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750% (Cap 7.870%, Floor 1.750%)
2.000%(c)	08/01/41	23	24,035
Government National Mortgage Assoc.
2.000%	TBA	2,898	2,756,723
2.000%	07/20/50	45	43,415
2.000%	08/20/50	506	482,963
2.000%	09/20/50	782	747,195
2.000%	10/20/51	1,595	1,522,988
2.000%	12/20/51	3,314	3,163,946
2.500%	TBA	1,685	1,634,253
2.500%	12/20/46	184	178,282
2.500%	06/20/50	484	470,374
2.500%	01/20/51	769	747,303
2.500%	02/20/51	408	395,780
2.500%	05/20/51	1,495	1,451,949
2.500%	07/20/51	2,045	1,986,308
2.500%	08/20/51	2,531	2,458,398
2.500%	12/20/51	123	119,859
3.000%	TBA	493	487,203
3.000%	07/15/43	46	45,778
3.000%	01/15/44	23	22,925
3.000%	03/20/45	41	40,485
3.000%	12/20/45	217	216,473
3.000%	01/20/46	116	115,546
3.000%	02/20/46	10	9,714
3.000%	02/20/46	10	9,956
3.000%	03/20/46	149	148,313
3.000%	05/20/46	139	138,450
3.000%	09/20/46	325	324,887
3.000%	12/15/46	31	31,035
3.000%	02/15/47	86	85,681
3.000%	02/15/47	115	115,781
3.000%	04/20/49	1,726	1,719,267
3.000%	10/15/49	105	103,758
3.000%	07/20/50	857	850,650
3.000%	12/20/50	182	180,619
3.000%	10/20/51	853	845,434
3.000%	11/20/51	367	363,169
3.500%	12/20/47	251	261,973
3.500%	05/20/50	4,364	4,400,491
4.000%	TBA	1,450	1,478,547
4.000%	12/15/40	36	37,937
4.000%	12/15/46	35	36,108
4.000%	05/15/48	22	22,936
4.000%	05/15/48	63	65,479
4.000%	11/20/48	41	41,843
4.000%	11/20/48	979	1,008,795
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	TBA	825	$852,844
4.500%	01/20/41	59	63,497
4.500%	03/20/41	8	8,637
4.500%	04/20/41	21	22,847
4.500%	09/20/43	8	8,241
4.500%	08/20/46	11	11,518
4.500%	09/20/46	9	9,599
4.500%	10/20/46	7	7,871
4.500%	11/20/46	7	7,238
4.500%	10/20/47	5	4,782
4.500%	04/20/48	232	242,765
4.500%	08/20/48	35	36,524
4.500%	09/20/48	234	243,849
5.000%	TBA	500	522,773
5.000%	10/20/39	110	120,972
5.000%	04/20/48	84	88,845
5.000%	11/20/48	25	26,333
5.500%	07/20/40	242	268,112
5.500%	04/20/48	11	12,277
6.000%	09/20/38	47	52,097
6.000%	10/20/38	64	70,668

Total U.S. Government Agency Obligations (cost $162,385,445)			155,052,289
U.S. Treasury Obligations — 16.6%
U.S. Treasury Notes
0.250%	08/31/25	20,600	19,059,828
0.625%	05/15/30	33,000	28,777,031
0.625%	08/15/30	40,600	35,271,250
0.875%	11/15/30	46,600	41,284,687
1.125%	02/15/31	33,500	30,254,688
1.250%	08/15/31	30,000	27,276,563
1.375%	11/15/31	50,000	45,882,812
1.500%	02/15/30	31,600	29,625,000
1.625%	08/15/29	19,700	18,681,141
1.625%	05/15/31	40,500	38,145,938
1.750%	11/15/29	21,750	20,808,633
1.875%	02/15/32(a)	12,000	11,525,625
2.375%	05/15/29	19,500	19,445,156

Total U.S. Treasury Obligations (cost $395,290,249)			366,038,352

Total Long-Term Investments (cost $1,679,510,136)			1,668,451,532

Shares
Short-Term Investments — 25.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	466,034,680	466,034,680

A38

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $93,221,403; includes $93,199,822 of cash collateral for securities on loan)(b)(wa)	93,319,944	$93,235,956

Total Short-Term Investments (cost $559,256,083)		559,270,636

TOTAL INVESTMENTS—100.8% (cost $2,238,766,219)		2,227,722,168

Liabilities in excess of other assets(z) — (0.8)%		(16,819,831)

Net Assets — 100.0%		$2,210,902,337

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
BATE	CBOE- Europe – BXE Order Books
CDI	Chess Depository Interest
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IBEX	Spanish Stock Index
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
NVDR	Non-voting Depositary Receipt
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security
XAMS	Amsterdam Stock Exchange
XJSE	Johannesburg Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $90,960,501; cash collateral of $93,199,822 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
78	2 Year U.S. Treasury Notes	Jun. 2022	$16,529,906	$(217,868)
405	5 Year U.S. Treasury Notes	Jun. 2022	46,448,438	(906,430)
915	10 Year U.S. Treasury Notes	Jun. 2022	112,430,625	(2,414,097)
192	20 Year U.S. Treasury Bonds	Jun. 2022	28,812,000	(597,494)
175	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	30,996,875	(1,218,510)
A39

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
232	FTSE 100 Index	Jun. 2022	$22,814,843	$1,090,334
74	FTSE/MIB Index	Jun. 2022	9,989,681	593,277
115	IBEX 35 Index	Apr. 2022	10,706,603	245,064
923	Mini MSCI EAFE Index	Jun. 2022	98,964,060	4,791,619
35	Mini MSCI Emerging Markets Index	Jun. 2022	1,969,625	69,183
1,558	S&P 500 E-Mini Index	Jun. 2022	352,945,425	22,038,093
79	S&P/TSX 60 Index	Jun. 2022	16,646,146	259,632
425	TOPIX Index	Jun. 2022	67,953,220	6,188,042
				29,920,845
Short Positions:
1,519	5 Year U.S. Treasury Notes	Jun. 2022	174,210,313	5,567,635
22	10 Year U.S. Ultra Treasury Notes	Jun. 2022	2,980,313	98,786
226	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	40,030,250	1,446,797
577	Mini MSCI Emerging Markets Index	Jun. 2022	32,470,675	(1,579,030)
104	S&P 500 E-Mini Index	Jun. 2022	(23,559,900)	(1,471,092)
				4,063,096
				$33,983,941
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/15/22	Goldman Sachs & Co. LLC	AUD	18,308	$13,439,903	$13,718,110	$278,207	$—
Canadian Dollar,
Expiring 06/15/22	Goldman Sachs & Co. LLC	CAD	15,194	11,875,508	12,151,389	275,881	—
Euro,
Expiring 04/13/22	HSBC Bank PLC	EUR	470	529,142	520,130	—	(9,012)
Expiring 06/15/22	Standard Chartered Bank	EUR	65,522	73,012,319	72,699,466	—	(312,853)
Japanese Yen,
Expiring 06/15/22	Goldman Sachs & Co. LLC	JPY	2,977,665	25,888,124	24,509,780	—	(1,378,344)
Expiring 06/15/22	Standard Chartered Bank	JPY	896,377	7,769,761	7,378,264	—	(391,497)
				$132,514,757	$130,977,139	554,088	(2,091,706)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/15/22	Morgan Stanley & Co. LLC	AUD	18,308	$13,347,666	$13,718,363	$—	$(370,697)
Canadian Dollar,
Expiring 06/15/22	Canadian Imperial Bank of Commerce	CAD	15,194	11,998,349	12,151,440	—	(153,091)
Euro,
Expiring 04/13/22	HSBC Bank PLC	EUR	2,851	3,275,163	3,155,088	120,075	—
Expiring 06/15/22	Goldman Sachs & Co. LLC	EUR	65,522	71,415,049	72,699,569	—	(1,284,520)
Expiring 06/15/22	HSBC Bank PLC	EUR	163	179,410	180,856	—	(1,446)
Expiring 06/15/22	Morgan Stanley & Co. LLC	EUR	36,147	40,275,703	40,107,249	168,454	—
Japanese Yen,
Expiring 06/15/22	Morgan Stanley & Co. LLC	JPY	2,977,665	25,816,282	24,509,782	1,306,500	—
A40

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/15/22	Morgan Stanley & Co. LLC	JPY	2,614,960	$22,671,652	$21,524,281	$1,147,371	$—
				$188,979,274	$188,046,628	2,742,400	(1,809,754)
						$3,296,488	$(3,901,460)
Inflation swap agreements outstanding at March 31, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreement:
2,150	02/24/32	2.682%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$100,444	$100,444
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A41